UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2004

1.808793.100

VIPAM-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.1%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	22,900	$ 566,126
Bridgestone Corp.	29,000	539,014
Exide Technologies warrants 3/18/06 (a)	16	0
NOK Corp.	4,500	138,241
Sanden Corp.	34,000	224,040
		1,467,421
Automobiles - 0.1%
Honda Motor Co. Ltd.	17,600	857,472
Hyundai Motor Co. Ltd.	9,440	435,314
Renault SA	5,700	466,779
Toyota Motor Corp.	58,000	2,215,020
		3,974,585
Hotels, Restaurants & Leisure - 0.2%
H.I.S. Co. Ltd.	16,800	529,843
McDonald's Corp.	173,200	4,854,796
William Hill PLC	43,100	416,660
		5,801,299
Household Durables - 0.1%
Casio Computer Co. Ltd.	17,000	200,709
HTL International Holdings Ltd.	355,000	261,316
Koninklijke Philips Electronics NV	4,200	96,222
Koninklijke Philips Electronics NV (NY Shares)	7,200	164,952
Matsushita Electric Industrial Co. Ltd.	21,000	281,820
Merry Electronics Co. Ltd.	167,322	362,030
Rinnai Corp.	7,200	219,877
SEB SA	2,940	284,451
Sony Corp.	2,500	85,975
Sumitomo Forestry Co. Ltd.	36,000	336,687
Techtronic Industries Co. Ltd.	371,500	731,355
		3,025,394
Internet & Catalog Retail - 0.0%
N Brown Group PLC	88,600	179,011
Leisure Equipment & Products - 0.0%
Fuji Photo Film Co. Ltd.	7,000	230,311
Media - 2.4%
Asahi Broadcasting Corp.	400	24,794
British Sky Broadcasting Group PLC (BSkyB)	43,800	380,370
Clear Channel Communications, Inc.	1,567,168	48,848,627
ITV PLC	148,571	290,082
Maiden Group PLC	31,600	133,131
McGraw-Hill Companies, Inc.	9,500	757,055
Mediaset Spa	38,300	435,337
Modern Times Group AB (MTG) (B Shares) (a)	10,850	202,770
News Corp. Ltd.	81,135	666,727
News Corp. Ltd. sponsored ADR	243,400	7,625,722

	Shares	Value
NRJ Group	37,620	$ 748,548
PT Multimedia SGPS SA	11,100	247,781
Publishing & Broadcasting Ltd.	37,449	373,424
Reuters Group PLC	55,500	313,272
Television Broadcasts Ltd.	44,000	196,943
Time Warner, Inc. (a)	264,600	4,270,644
Tv Asahi Corp.	144	281,391
Vivendi Universal SA (a)	17,700	455,421
Wolters Kluwer NV (Certificaten Van Aandelen)	20,400	343,756
		66,595,795
Multiline Retail - 0.1%
Barneys, Inc. warrants 4/1/08 (a)	1,130	68,930
Don Quijote Co. Ltd.	7,100	412,997
Hyundai Department Store Co. Ltd.	3,990	112,614
Next PLC	23,100	683,547
Ryohin Keikaku Co. Ltd.	9,400	406,671
Shinsegae Co. Ltd.	1,080	287,468
The Warehouse Group Ltd.	42,100	120,687
		2,092,914
Specialty Retail - 2.8%
Bookoff Corp.	8,000	118,809
Dixons Group PLC	219,700	679,768
Esprit Holdings Ltd.	125,000	634,843
Fast Retailing Co. Ltd.	6,400	435,683
Giordano International Ltd.	330,000	181,988
Home Depot, Inc.	1,763,900	69,144,880
JB Hi-Fi Ltd.	60,821	136,347
Nishimatsuya Chain Co. Ltd.	5,000	160,418
Office Depot, Inc. (a)	35,600	535,068
Ross Stores, Inc.	7,900	185,176
Shimachu Co. Ltd.	7,000	169,234
Staples, Inc.	69,400	2,069,508
TJX Companies, Inc.	78,300	1,725,732
USS Co. Ltd.	6,290	475,073
Wyevale Garden Centres PLC	35,200	227,072
		76,879,599
Textiles Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	4,100	572,846
Arena Brands Holding Corp. Class B (k)	8,445	87,406
Billabong International Ltd.	37,700	261,777
Bulgari Spa	85,700	853,678
Ted Baker PLC	97,600	740,143
		2,515,850
TOTAL CONSUMER DISCRETIONARY		162,762,179
CONSUMER STAPLES - 4.0%
Beverages - 0.5%
Fosters Group Ltd.	71,000	244,434
Lion Nathan Ltd.	47,800	256,759
PepsiCo, Inc.	137,700	6,699,105
Pernod-Ricard	10,300	1,369,291
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Southcorp Ltd. (a)	52,300	$ 128,284
The Coca-Cola Co.	124,100	4,970,205
		13,668,078
Food & Staples Retailing - 2.2%
Aeon Co. Ltd.	4,800	77,393
Aeon Co. Ltd. New (a)	4,800	76,608
Circle K Sunkus Co. Ltd. (a)	13,700	332,461
CVS Corp.	744,100	31,348,933
Ito Yokado Ltd.	9,200	316,074
Lawson, Inc.	9,200	319,418
Safeway, Inc. (a)	572,100	11,047,251
Wal-Mart Stores, Inc.	335,000	17,822,000
Woolworths Ltd.	13,000	128,873
		61,469,011
Food Products - 0.0%
People's Food Holdings Ltd.	276,000	190,057
Pulmuone Co. Ltd.	3,350	140,953
		331,010
Household Products - 0.1%
Kimberly-Clark Corp.	21,500	1,388,685
Procter & Gamble Co.	45,000	2,435,400
		3,824,085
Personal Products - 0.5%
Alberto-Culver Co.	300,850	13,080,958
Amorepacific Corp.	1,590	307,230
Estee Lauder Companies, Inc. Class A	23,400	978,120
Kose Corp.	5,500	210,952
		14,577,260
Tobacco - 0.7%
Altria Group, Inc.	382,100	17,973,984
TOTAL CONSUMER STAPLES		111,843,428
ENERGY - 2.3%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	304,800	10,055,352
ENSCO International, Inc.	214,900	7,020,783
GlobalSantaFe Corp.	308,600	9,458,590
Nabors Industries Ltd. (a)	31,000	1,467,850
Transocean, Inc. (a)	289,200	10,347,576
		38,350,151
Oil & Gas - 0.9%
BP PLC	22,900	219,573
BP PLC sponsored ADR	51,500	2,962,795
ChevronTexaco Corp.	232,400	12,465,936
China Petroleum & Chemical Corp. (H Shares)	222,000	91,131
CNOOC Ltd. sponsored ADR	5,600	294,560
ENI Spa	63,100	1,417,226

	Shares	Value
Exxon Mobil Corp.	39,900	$ 1,928,367
GS Holdings Corp. (a)	3,510	75,138
Nippon Oil Corp.	46,000	290,570
Royal Dutch Petroleum Co. (Hague Registry)	24,500	1,264,200
Shell Transport & Trading Co. PLC:
ADR	22,200	988,122
(Reg.)	24,000	178,040
Total SA:
Series B	1,400	286,076
sponsored ADR	34,100	3,483,997
		25,945,731
TOTAL ENERGY		64,295,882
FINANCIALS - 13.8%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.	14,000	1,346,380
Credit Suisse Group (Reg.)	13,032	416,242
D. Carnegie & Co. AB	29,400	290,881
DAB Bank AG (a)	81,300	493,391
JAFCO Co. Ltd.	4,100	216,133
Lehman Brothers Holdings, Inc.	44,100	3,515,652
Macquarie Bank Ltd.	6,000	158,613
Mediobanca Spa	21,100	279,193
Merrill Lynch & Co., Inc.	255,600	12,708,432
Mitsubishi Securities Co. Ltd.	29,000	279,918
Morgan Stanley	613,600	30,250,480
Nomura Holdings, Inc.	10,000	129,100
UBS AG (NY Shares)	11,800	829,894
		50,914,309
Commercial Banks - 2.3%
ABN-AMRO Holding NV	43,600	992,336
Australia & New Zealand Banking Group Ltd.	56,800	786,323
Banca Intesa Spa	133,220	506,459
Banco Bilbao Vizcaya Argentaria SA	60,700	837,660
Bank of America Corp.	845,810	36,648,947
BNP Paribas SA	14,300	924,741
Capitalia Spa	121,800	448,201
Chinatrust Financial Holding Co.	194,967	210,061
DBS Group Holdings Ltd.	12,000	113,977
Hana Bank	10,140	241,282
HSBC Holdings PLC:
(Hong Kong) (Reg.)	14,800	236,208
sponsored ADR	19,000	1,516,200
Kookmin Bank (a)	3,810	120,603
Korea Exchange Bank (a)	18,660	108,411
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	78	650,520
Mizuho Financial Group, Inc.	209	786,421
National Australia Bank	13,075	256,270
Nishi-Nippon Bank Ltd.	71,400	277,099
Nordea Bank AB	53,500	437,428
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Oversea-Chinese Banking Corp. Ltd.	30,000	$ 249,325
Royal Bank of Scotland Group PLC	25,500	737,468
Shinhan Financial Group Co. Ltd.	10,210	176,447
SouthTrust Corp.	112,002	4,666,003
St. George Bank Ltd.	8,700	138,361
Sumitomo Mitsui Financial Group, Inc.	71	406,544
Synovus Financial Corp.	146,900	3,841,435
Taishin Financial Holdings Co. Ltd.	582,281	469,664
UFJ Holdings, Inc. (a)	110	482,890
Wachovia Corp.	116,400	5,464,980
Wells Fargo & Co.	24,100	1,437,083
Westpac Banking Corp.	16,500	212,929
		64,382,276
Consumer Finance - 0.3%
Aeon Credit Service Ltd.	3,800	216,896
Aiful Corp.	2,600	255,451
MBNA Corp.	263,200	6,632,640
Nippon Shinpan Co. Ltd.	59,000	174,279
Omc Card, Inc. (a)	34,000	355,065
ORIX Corp.	4,900	503,249
SFCG Co. Ltd.	2,490	490,192
STB Leasing Co. Ltd.	6,200	118,900
		8,746,672
Diversified Financial Services - 2.0%
Citigroup, Inc.	833,100	36,756,372
Deutsche Boerse AG	17,494	885,886
Fortis	30,500	726,735
ING Groep NV (Certificaten Van Aandelen)	37,300	942,944
J.P. Morgan Chase & Co.	432,828	17,196,256
		56,508,193
Insurance - 4.8%
AFLAC, Inc.	30,200	1,184,142
Allianz AG (Reg.)	6,400	643,840
AMBAC Financial Group, Inc.	90,500	7,235,475
American International Group, Inc.	1,211,700	82,383,467
Amlin PLC	331,200	928,734
AMP Ltd.	36,300	164,603
AXA SA	37,200	754,416
Cathay Financial Holding Co. Ltd.	59,000	111,157
Fuji Fire & Marine Insurance Co. Ltd.	35,000	111,020
Great Eastern Holdings Ltd.	12,000	83,346
Hartford Financial Services Group, Inc.	246,800	15,284,324
MBIA, Inc.	92,700	5,396,067
MetLife, Inc.	272,500	10,532,125
Millea Holdings, Inc.	42	542,059
PartnerRe Ltd.	39,300	2,149,317
Promina Group Ltd.	85,837	283,018
Prudential PLC	43,600	355,919
QBE Insurance Group Ltd.	29,432	280,629

	Shares	Value
Skandia Foersaekrings AB	139,800	$ 553,268
St. Paul Travelers Companies, Inc.	89,691	2,965,184
		131,942,110
Real Estate - 0.1%
CapitaLand Ltd.	128,000	136,013
Cheung Kong Holdings Ltd.	14,000	119,851
Henderson Land Development Co. Ltd.	36,000	172,216
Mitsubishi Estate Co. Ltd.	19,000	198,591
Sumitomo Realty & Development Co. Ltd.	19,000	202,908
Sun Hung Kai Properties Ltd.	24,000	226,235
Wharf Holdings Ltd.	65,000	218,829
		1,274,643
Thrifts & Mortgage Finance - 2.5%
Fannie Mae	828,200	52,507,880
Greenpoint Financial Corp.	47,200	2,183,472
MGIC Investment Corp.	121,300	8,072,515
New York Community Bancorp, Inc.	265,100	5,445,154
Sovereign Bancorp, Inc.	18,600	405,852
		68,614,873
TOTAL FINANCIALS		382,383,076
HEALTH CARE - 8.0%
Biotechnology - 0.0%
CSL Ltd.	21,473	443,867
Global Bio-Chem Technology Group Co. Ltd.	202,000	154,145
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	25,250	1,684
		599,696
Health Care Equipment & Supplies - 0.4%
Axis Shield PLC (a)	65,100	227,082
Baxter International, Inc.	138,100	4,441,296
Coloplast AS Series B	4,900	474,130
Corin Group PLC	40,900	207,516
Medtronic, Inc.	38,700	2,008,530
Phonak Holding AG	23,141	744,385
ResMed, Inc. CHESS Depositary Interests (a)	36,800	178,387
Terumo Corp.	8,800	200,754
Thermo Electron Corp. (a)	42,700	1,153,754
		9,635,834
Health Care Providers & Services - 1.9%
Alfresa Holdings Corp.	1,900	66,658
Cardinal Health, Inc.	1,144,900	50,112,273
DCA Group Ltd.	63,115	146,543
Fountain View, Inc. (k)	1,139	19,090
Fresenius Medical Care AG	8,900	682,455
Henry Schein, Inc. (a)	27,057	1,685,922
Ramsay Health Care Ltd.	28,200	127,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Service Corp. International (SCI) (a)	99,729	$ 619,317
Sonic Healthcare Ltd.	24,400	176,707
		53,636,222
Pharmaceuticals - 5.7%
AstraZeneca PLC (United Kingdom)	9,200	378,396
Barr Pharmaceuticals, Inc. (a)	20,900	865,887
Chugai Pharmaceutical Co. Ltd.	22,400	323,505
GlaxoSmithKline PLC sponsored ADR	43,900	1,919,747
Johnson & Johnson	435,100	24,509,183
Merck & Co., Inc.	339,000	11,187,000
Novartis AG sponsored ADR	21,200	989,404
Novo Nordisk AS Series B	13,900	761,924
Pfizer, Inc.	1,896,000	58,017,600
Recordati Spa	45,653	906,682
Roche Holding AG (participation certificate)	12,618	1,307,355
Sanofi-Aventis	14,700	1,076,334
Schering-Plough Corp.	379,900	7,240,894
Shire Pharmaceuticals Group PLC	41,000	391,550
Takeda Pharamaceutical Co. Ltd.	14,100	640,763
Tong Ren Tang Technologies Co. Ltd. (H Shares)	65,000	141,718
Wyeth	1,253,500	46,880,900
Yamanouchi Pharmaceutical Co. Ltd.	17,400	562,999
		158,101,841
TOTAL HEALTH CARE		221,973,593
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.5%
BAE Systems PLC	284,200	1,157,428
Lockheed Martin Corp.	74,600	4,161,188
Northrop Grumman Corp.	44,400	2,367,852
United Technologies Corp.	64,800	6,051,024
		13,737,492
Air Freight & Logistics - 0.1%
Ryder System, Inc.	16,100	757,344
Yamato Transport Co. Ltd.	34,000	468,784
		1,226,128
Commercial Services & Supplies - 0.2%
Accord Customer Care Solutions Ltd. (a)	295,000	123,460
Aramark Corp. Class B	68,100	1,643,934
ChoicePoint, Inc. (a)	91,233	3,891,087
Diamond Lease Co. Ltd.	6,900	243,327
Fullcast Co. Ltd.	58	118,082
Riso Kyoiku Co. Ltd.	103	62,909
Riso Kyoiku Co. Ltd. New (a)	206	111,215
Sumisho Lease Co. Ltd.	3,900	141,077
		6,335,091

	Shares	Value
Construction & Engineering - 0.0%
United Group Ltd.	78,400	$ 340,098
Industrial Conglomerates - 2.5%
General Electric Co.	1,363,300	45,779,614
Hutchison Whampoa Ltd.	34,000	265,993
Hutchison Whampoa Ltd. ADR	4,600	180,780
LG Corp.	6,519	86,335
Siemens AG (Reg.)	6,900	508,530
Tyco International Ltd.	723,100	22,170,246
Wesfarmers Ltd.	7,500	174,684
		69,166,182
Machinery - 0.3%
Bradken Ltd.	64,800	152,342
Ingersoll-Rand Co. Ltd. Class A	131,300	8,924,461
Koyo Seiko Co. Ltd.	15,000	168,371
		9,245,174
Road & Rail - 0.2%
ComfortDelgro Corp. Ltd.	154,000	119,759
CSX Corp.	42,700	1,417,640
East Japan Railway Co.	147	761,554
Hamakyorex Co. Ltd.	4,100	137,132
Norfolk Southern Corp.	24,000	713,760
Union Pacific Corp.	24,200	1,418,120
		4,567,965
Trading Companies & Distributors - 0.0%
Hagemeyer NV (a)	169,600	316,372
Mitsui & Co. Ltd.	31,000	260,059
		576,431
Transportation Infrastructure - 0.0%
Adsteam Marine Ltd.	106,700	113,386
Cosco Pacific Ltd.	152,000	253,424
Macquarie Airports Fund	164,000	309,162
		675,972
TOTAL INDUSTRIALS		105,870,533
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,158,500	20,968,850
Comverse Technology, Inc. (a)	212,400	3,999,492
Motorola, Inc.	539,100	9,725,364
TANDBERG Television ASA (a)	255,600	1,914,942
Telefonaktiebolaget LM Ericsson (B Shares) (a)	244,800	764,755
		37,373,403
Computers & Peripherals - 1.1%
Dell, Inc. (a)	526,100	18,729,160
Diebold, Inc.	33,700	1,573,790
Fujitsu Ltd.	19,000	110,002
Hewlett-Packard Co.	456,200	8,553,750
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
High Tech Computer Corp.	30,000	$ 114,366
Sun Microsystems, Inc. (a)	251,100	1,014,444
		30,095,512
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. (a)	226,100	2,995,825
Hon Hai Precision Industries Co. Ltd.	13,049	44,944
Hoya Corp.	4,900	514,383
Interflex Co. Ltd.	5,576	116,217
Jabil Circuit, Inc. (a)	109,300	2,513,900
Kingboard Chemical Holdings Ltd.	60,000	123,121
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	6,000	0
Nippon Chemi-con Corp.	49,000	242,718
Sanmina-SCI Corp. (a)	239,000	1,684,950
Solectron Corp. (a)	817,100	4,044,645
		12,280,703
Internet Software & Services - 0.0%
Easynet Group PLC (a)	146,200	194,717
Softbank Corp.	3,700	171,843
		366,560
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	104,100	5,795,247
First Data Corp.	184,300	8,017,050
Nomura Research Institute Ltd.	2,100	169,298
		13,981,595
Office Electronics - 0.1%
Canon, Inc.	18,800	886,608
Konica Minolta Holdings, Inc.	21,000	287,635
Ricoh Co. Ltd.	27,000	509,202
		1,683,445
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	34,000	1,318,520
ASML Holding NV (NY Shares) (a)	24,700	317,889
Intel Corp.	595,800	11,951,748
KLA-Tencor Corp. (a)	14,000	580,720
Lam Research Corp. (a)	70,400	1,540,352
Linear Technology Corp.	21,100	764,664
Novellus Systems, Inc. (a)	15,500	412,145
Samsung Electronics Co. Ltd.	2,100	835,258
Shinko Electric Industries Co.Ltd.	7,800	236,074
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	283,619	2,025,040
United Microelectronics Corp. sponsored ADR (a)	523,231	1,768,521
Xilinx, Inc.	14,400	388,800
		22,139,731
Software - 3.0%
BEA Systems, Inc. (a)	380,300	2,627,873

	Shares	Value
F-Secure Oyj (a)	167,350	$ 341,311
Microsoft Corp.	2,743,692	75,863,084
NDS Group PLC sponsored ADR (a)	22,200	599,400
Nintendo Co. Ltd.	2,500	306,294
VERITAS Software Corp. (a)	192,400	3,424,720
		83,162,682
TOTAL INFORMATION TECHNOLOGY		201,083,631
MATERIALS - 0.6%
Chemicals - 0.2%
BASF AG	11,900	701,505
Dow Chemical Co.	106,290	4,802,182
Rhodia SA (a)	170,100	236,921
Syngenta AG (Switzerland)	3,104	296,676
Toray Industries, Inc.	55,000	254,942
		6,292,226
Containers & Packaging - 0.0%
Amcor Ltd.	21,500	112,358
Fuji Seal, Inc.	5,800	248,289
Rengo Co. Ltd.	4,000	17,451
		378,098
Metals & Mining - 0.3%
Alcan, Inc.	99,700	4,780,543
BHP Billiton Ltd.	80,800	838,300
BHP Billiton PLC	60,500	637,493
Thyssenkrupp AG	18,100	353,169
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	142,000	183,938
		6,793,443
Paper & Forest Products - 0.1%
Bowater, Inc.	27,700	1,057,863
Carter Holt Harvey Ltd.	62,175	94,806
International Paper Co.	21,600	872,856
		2,025,525
TOTAL MATERIALS		15,489,292
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.4%
Belgacom SA	17,500	627,645
BellSouth Corp.	392,400	10,641,888
BT Group PLC	206,700	681,076
China Telecom Corp. Ltd. sponsored ADR	6,300	203,490
Completel Europe NV (a)	15,572	500,400
Deutsche Telekom AG (Reg.) (a)	36,400	679,224
France Telecom SA	12,952	323,800
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
PCCW Ltd. (a)	171,000	112,944
Portugal Telecom SGPS SA sponsored ADR	33,000	363,000
Qwest Communications International, Inc. (a)	2,217,700	7,384,941
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	2,201,400	$ 57,126,330
TDC AS	21,700	768,809
Telecom Corp. of New Zealand Ltd.	74,900	298,975
Telewest Global, Inc. (a)	77,756	903,525
Verizon Communications, Inc.	352,800	13,893,264
		94,509,328
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	162,250	153,318
KDDI Corp.	70	340,377
Millicom International Cellular SA unit (a)	27,600	493,047
Nextel Communications, Inc. Class A (a)	232,900	5,552,336
Telecom Italia Mobile Spa (TIM)	118,900	641,434
Vodafone Group PLC	723,200	1,743,635
		8,924,147
TOTAL TELECOMMUNICATION SERVICES		103,433,475
UTILITIES - 0.7%
Electric Utilities - 0.6%
Entergy Corp.	49,400	2,994,134
FirstEnergy Corp.	156,000	6,408,480
Fortum Oyj	35,400	495,264
PG&E Corp. (a)	159,200	4,839,680
Scottish Power PLC	97,900	749,514
Tokyo Electric Power Co.	20,200	435,119
		15,922,191
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	94,000	175,409
NiSource, Inc.	34,900	733,249
		908,658
Multi-Utilities & Unregulated Power - 0.1%
Public Service Enterprise Group, Inc.	18,800	800,880
RWE AG	19,300	923,577
		1,724,457
TOTAL UTILITIES		18,555,306
TOTAL COMMON STOCKS (Cost $1,293,799,730)		1,387,690,395
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
ITV PLC	24,735	18,825
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	32,500	1,629,063

	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	$ 323,400
TOTAL CONVERTIBLE PREFERRED STOCKS		1,971,288
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	510	331,813
Household Durables - 0.0%
LG Electronics, Inc.	2,930	89,567
TOTAL CONSUMER DISCRETIONARY		421,380
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Fresenius AG	4,500	368,510
Health Care Providers & Services - 0.0%
Fresenius Medical Care AG	5,800	316,285
TOTAL HEALTH CARE		684,795
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co. Ltd.	690	180,664
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,286,839
TOTAL PREFERRED STOCKS (Cost $3,092,091)		3,258,127
Corporate Bonds - 12.6%
		Principal Amount
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)		$ 1,214,000	1,487,150
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Tyco International Group SA yankee 3.125% 1/15/23		4,620,000	6,906,438
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08		660,000	558,558
TOTAL CONVERTIBLE BONDS			8,952,146
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - 12.3%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09		$ 1,250,000	$ 1,406,958
Dana Corp.:
9% 8/15/11		570,000	686,850
10.125% 3/15/10		1,300,000	1,482,000
Delco Remy International, Inc. 9.375% 4/15/12		505,000	497,425
Stoneridge, Inc. 11.5% 5/1/12		45,000	51,075
Visteon Corp.:
7% 3/10/14		470,000	447,088
8.25% 8/1/10		455,000	480,025
			5,051,421
Automobiles - 0.2%
General Motors Corp.:
7.2% 1/15/11		2,300,000	2,435,856
8.25% 7/15/23		2,320,000	2,440,420
8.375% 7/15/33		1,010,000	1,072,390
			5,948,666
Hotels, Restaurants & Leisure - 0.4%
Argosy Gaming Co. 7% 1/15/14		380,000	393,300
Friendly Ice Cream Corp. 8.375% 6/15/12		160,000	152,800
Gaylord Entertainment Co. 8% 11/15/13		340,000	357,442
Host Marriott LP 7.125% 11/1/13		270,000	282,825
Mandalay Resort Group 6.5% 7/31/09		1,270,000	1,314,450
MGM MIRAGE:
5.875% 2/27/14		940,000	907,100
9.75% 6/1/07		90,000	100,125
Morton's Restaurant Group, Inc. 7.5% 7/1/10		250,000	238,750
NCL Corp. Ltd. 10.625% 7/15/14 (f)		665,000	696,588
Penn National Gaming, Inc. 6.875% 12/1/11		990,000	1,014,750
Six Flags, Inc.:
8.875% 2/1/10		200,000	187,500
9.625% 6/1/14		1,245,000	1,167,188
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07		1,540,000	1,659,350
Station Casinos, Inc. 6% 4/1/12		590,000	606,225
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		290,000	318,275
Vail Resorts, Inc. 6.75% 2/15/14		380,000	380,950
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		309,000	330,630
Wheeling Island Gaming, Inc. 10.125% 12/15/09		705,000	745,538
			10,853,786

		Principal Amount	Value
Household Durables - 0.1%
Standard Pacific Corp. 9.25% 4/15/12		$ 725,000	$ 833,750
WCI Communities, Inc. 7.875% 10/1/13		400,000	423,000
			1,256,750
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (f)		240,000	254,400
True Temper Sports, Inc. 8.375% 9/15/11		230,000	211,600
			466,000
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10		420,000	464,100
AOL Time Warner, Inc.:
7.625% 4/15/31		1,000,000	1,150,999
7.7% 5/1/32		1,500,000	1,744,196
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(i)		930,000	967,200
8% 4/15/12 (f)		950,000	988,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		760,000	756,200
Cox Communications, Inc. 7.125% 10/1/12		1,565,000	1,698,156
CSC Holdings, Inc.:
7.625% 4/1/11		2,100,000	2,210,250
7.625% 7/15/18		700,000	717,500
Dex Media, Inc. 8% 11/15/13		865,000	906,088
EchoStar DBS Corp. 10.375% 10/1/07		660,000	694,254
Houghton Mifflin Co. 9.875% 2/1/13		755,000	792,750
Kabel Deutschland GmbH 10.625% 7/1/14 (f)		360,000	392,400
LBI Media Holdings, Inc. 0% 10/15/13 (e)		1,030,000	741,600
Liberty Media Corp. 8.25% 2/1/30		3,000,000	3,329,730
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)		600,000	618,000
Nexstar Broadcasting, Inc. 7% 1/15/14		500,000	492,500
Nextmedia Operating, Inc. 10.75% 7/1/11		600,000	676,500
PanAmSat Corp. 9% 8/15/14 (f)		300,000	312,750
PRIMEDIA, Inc. 7.625% 4/1/08		2,640,000	2,613,600
Radio One, Inc. 8.875% 7/1/11		1,430,000	1,576,575
Videotron LTEE 6.875% 1/15/14		280,000	287,000
			24,130,348
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07		1,090,000	1,128,150
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14		1,360,000	1,329,400
Blockbuster, Inc. 9% 9/1/12 (f)		450,000	464,625
CSK Automotive, Inc. 7% 1/15/14		180,000	175,500
General Nutrition Centers, Inc. 8.5% 12/1/10		230,000	235,750
Corporate Bonds - continued
		Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hollywood Entertainment Corp. 9.625% 3/15/11		$ 460,000	$ 496,800
Sonic Automotive, Inc. 8.625% 8/15/13		795,000	838,725
			3,540,800
TOTAL CONSUMER DISCRETIONARY			52,375,921
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)		190,000	193,325
8.5% 8/1/14 (f)		480,000	475,200
Kroger Co. 6.8% 4/1/11		2,230,000	2,498,559
NeighborCare, Inc. 6.875% 11/15/13		790,000	821,600
Rite Aid Corp. 6.875% 8/15/13		490,000	427,525
Safeway, Inc. 6.5% 3/1/11		1,220,000	1,333,412
Stater Brothers Holdings, Inc.:
5.38% 6/15/10 (i)		580,000	588,700
8.125% 6/15/12		310,000	323,950
			6,662,271
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07		2,090,000	2,299,000
Dean Foods Co. 8.15% 8/1/07		1,730,000	1,877,050
Hines Nurseries, Inc. 10.25% 10/1/11		190,000	201,400
Pierre Foods, Inc. 9.875% 7/15/12 (f)		250,000	257,500
United Agriculture Products, Inc. 8.25% 12/15/11 (f)		260,000	279,500
			4,914,450
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		170,000	186,575
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13		1,185,000	1,236,385
Philip Morris Companies, Inc. 7.75% 1/15/27		1,500,000	1,584,456
			2,820,841
TOTAL CONSUMER STAPLES			14,584,137
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9.625% 12/1/07		770,000	868,175
Hanover Compressor Co.:
8.625% 12/15/10		220,000	238,700
9% 6/1/14		390,000	428,025
Key Energy Services, Inc. 8.375% 3/1/08		1,460,000	1,543,950
Pride International, Inc. 7.375% 7/15/14 (f)		380,000	418,475

		Principal Amount	Value
Seabulk International, Inc. 9.5% 8/15/13		$ 730,000	$ 755,550
SESI LLC 8.875% 5/15/11		120,000	129,900
			4,382,775
Oil & Gas - 1.1%
Amerada Hess Corp.:
6.65% 8/15/11		180,000	198,738
7.125% 3/15/33		460,000	493,899
7.375% 10/1/09		405,000	455,158
Belden & Blake Corp. 8.75% 7/15/12 (f)		370,000	392,200
Chesapeake Energy Corp. 7.5% 6/15/14		460,000	501,400
El Paso Corp. 7.875% 6/15/12		2,110,000	2,078,350
El Paso Energy Corp.:
6.95% 12/15/07		430,000	430,000
7.375% 12/15/12		524,000	500,420
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)		940,000	1,047,925
EnCana Corp. 6.5% 8/15/34		735,000	785,591
Enterprise Products Operating LP:
4.625% 10/15/09 (f)		270,000	272,242
5.6% 10/15/14 (f)		190,000	191,445
EXCO Resources, Inc. 7.25% 1/15/11		250,000	265,000
Forest Oil Corp. 8% 12/15/11		1,030,000	1,153,600
General Maritime Corp. 10% 3/15/13		1,085,000	1,231,475
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12		241,000	301,250
KCS Energy, Inc. 7.125% 4/1/12		390,000	401,700
Kinder Morgan Energy Partners LP 7.125% 3/15/12		790,000	899,893
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12		1,055,000	1,186,875
7.125% 6/15/14 (f)		360,000	392,400
Range Resources Corp. 7.375% 7/15/13		1,105,000	1,165,775
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)		1,680,000	1,977,716
Ship Finance International Ltd. 8.5% 12/15/13		3,070,000	3,070,000
Teekay Shipping Corp. 8.875% 7/15/11		1,220,000	1,390,800
The Coastal Corp.:
6.5% 5/15/06		475,000	482,125
6.5% 6/1/08		785,000	761,450
7.5% 8/15/06		2,480,000	2,560,600
7.625% 9/1/08		605,000	607,269
7.75% 6/15/10		1,450,000	1,450,000
9.625% 5/15/12		1,730,000	1,812,175
Vintage Petroleum, Inc. 8.25% 5/1/12		1,015,000	1,101,275
Williams Companies, Inc.:
7.125% 9/1/11		830,000	910,925
Corporate Bonds - continued
		Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.: - continued
7.5% 1/15/31		$ 635,000	$ 638,175
7.625% 7/15/19		150,000	164,250
			31,272,096
TOTAL ENERGY			35,654,871
FINANCIALS - 3.3%
Capital Markets - 0.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		1,210,000	1,306,800
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12		1,520,000	1,688,582
Equinox Holdings Ltd. 9% 12/15/09		110,000	113,300
Goldman Sachs Group, Inc. 6.6% 1/15/12		4,075,000	4,550,821
Merrill Lynch & Co., Inc. 4.125% 1/15/09		2,500,000	2,520,070
Morgan Stanley:
4.75% 4/1/14		3,000,000	2,904,228
6.6% 4/1/12		1,750,000	1,951,416
			15,035,217
Commercial Banks - 0.3%
Bank of America Corp.:
6.25% 4/15/12		620,000	685,357
7.4% 1/15/11		1,500,000	1,748,168
Export-Import Bank of Korea:
4.125% 2/10/09 (f)		335,000	334,919
5.25% 2/10/14 (f)		1,315,000	1,332,455
Fleet Financial Group, Inc. 7.125% 4/15/06		1,190,000	1,266,716
Korea Development Bank 3.875% 3/2/09		2,000,000	1,980,372
Wachovia Corp. 4.875% 2/15/14		580,000	578,026
			7,926,013
Consumer Finance - 0.5%
Capital One Bank 4.875% 5/15/08		2,070,000	2,143,971
Ford Motor Credit Co.:
7.375% 10/28/09		140,000	153,347
7.375% 2/1/11		1,000,000	1,087,512
7.875% 6/15/10		2,500,000	2,788,385
General Motors Acceptance Corp. 6.875% 9/15/11		1,240,000	1,300,789
Household Finance Corp.:
6.375% 10/15/11		1,120,000	1,234,468
7% 5/15/12		180,000	205,999
Household International, Inc. 8.875% 2/15/08		1,225,000	1,320,404
MBNA America Bank NA 6.625% 6/15/12		1,565,000	1,738,879
MBNA Corp. 7.5% 3/15/12		535,000	618,571
			12,592,325

		Principal Amount	Value
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc. 8.25% 7/15/10		$ 1,325,000	$ 1,484,000
Bellsouth Capital Funding Corp. 7.875% 2/15/30		765,000	924,169
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)		495,000	502,425
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)		1,130,000	700,600
8.625% 4/1/09		465,000	363,863
9.625% 11/15/09		385,000	304,150
10% 5/15/11		1,000,000	770,000
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13		615,000	654,975
Deutsche Telekom International Finance BV 8.75% 6/15/30		1,500,000	1,938,867
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13		449,000	528,698
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		891,000	987,896
EnCana Holdings Finance Corp. 5.8% 5/1/14		525,000	557,481
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		715,000	811,525
Huntsman Advanced Materials LLC:
11% 7/15/10 (f)		520,000	601,900
11.86% 7/15/08 (f)(i)		650,000	679,250
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)		390,000	410,768
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (f)		800,000	820,950
7.45% 11/24/33 (f)		600,000	621,770
Inmarsat Finance PLC 7.625% 6/30/12 (f)		390,000	386,100
Ispat Inland ULC 9.75% 4/1/14		435,000	478,500
J.P. Morgan Chase & Co. 6.75% 2/1/11		4,605,000	5,180,883
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)		930,000	959,508
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		815,000	835,375
NiSource Finance Corp. 7.875% 11/15/10		2,115,000	2,499,376
Pemex Project Funding Master Trust:
6.125% 8/15/08		2,770,000	2,908,500
7.875% 2/1/09 (i)		3,000,000	3,345,000
Petronas Capital Ltd. 7% 5/22/12 (f)		1,365,000	1,554,971
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)		2,075,000	2,093,299
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)		800,000	848,000
Sprint Capital Corp. 6.875% 11/15/28		2,495,000	2,616,988
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13		240,000	246,600
Corporate Bonds - continued
		Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Telecom Italia Capital:
4.95% 9/30/14 (f)		$ 705,000	$ 688,856
5.25% 11/15/13 (f)		1,700,000	1,732,074
UGS Corp. 10% 6/1/12 (f)		390,000	423,150
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		800,000	932,000
Verizon Global Funding Corp.:
7.25% 12/1/10		2,075,000	2,392,514
7.75% 12/1/30		720,000	862,288
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		220,000	237,600
			44,884,869
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)		850,000	938,406
Real Estate - 0.3%
EOP Operating LP:
4.75% 3/15/14		1,040,000	1,003,753
7.75% 11/15/07		1,000,000	1,116,625
8.1% 8/1/10		1,000,000	1,164,939
Regency Centers LP 6.75% 1/15/12		1,990,000	2,211,823
Senior Housing Properties Trust 8.625% 1/15/12		770,000	856,625
Simon Property Group LP 5.625% 8/15/14 (f)		1,325,000	1,357,649
			7,711,414
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11		1,630,000	1,582,991
Independence Community Bank Corp. 3.75% 4/1/14 (i)		630,000	611,981
Washington Mutual, Inc. 4.375% 1/15/08		770,000	788,202
			2,983,174
TOTAL FINANCIALS			92,071,418
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)		340,000	360,400
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		840,000	856,800
Concentra Operating Corp. 9.125% 6/1/12 (f)		140,000	153,300
Genesis HealthCare Corp. 8% 10/15/13		180,000	195,300
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)		1,210,000	1,264,450
Mariner Health Care, Inc. 8.25% 12/15/13 (f)		390,000	415,350
National Nephrology Associates, Inc. 9% 11/1/11 (f)		250,000	289,075
Psychiatric Solutions, Inc. 10.625% 6/15/13		500,000	566,250

		Principal Amount	Value
Tenet Healthcare Corp.:
6.375% 12/1/11		$ 600,000	$ 535,500
7.375% 2/1/13		1,150,000	1,069,500
U.S. Oncology, Inc.:
9% 8/15/12 (f)		1,470,000	1,506,750
10.75% 8/15/14 (f)		630,000	648,900
			7,501,175
TOTAL HEALTH CARE			7,861,575
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08		365,000	359,525
8.875% 5/1/11		430,000	435,375
9.5% 11/1/08		1,560,000	1,616,550
Bombardier, Inc.:
6.3% 5/1/14 (f)		1,230,000	1,062,275
7.45% 5/1/34 (f)		420,000	353,346
Raytheon Co. 8.3% 3/1/10		1,450,000	1,733,405
Vought Aircraft Industries, Inc. 8% 7/15/11		600,000	577,500
			6,137,976
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		505,000	441,875
6.977% 11/23/22		95,822	83,366
7.377% 5/23/19		961,885	548,275
7.379% 5/23/16		581,927	331,698
7.8% 4/1/08		460,000	384,100
8.608% 10/1/12		850,000	718,250
10.18% 1/2/13		375,000	210,000
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20		735,791	588,633
6.9% 7/2/18		1,324,188	1,019,624
7.373% 12/15/15		1,140,403	878,110
7.568% 12/1/06		425,000	301,750
7.73% 9/15/12		173,174	124,686
8.312% 10/2/12		714,250	514,260
8.388% 5/1/22		280,558	207,613
8.499% 11/1/12		334,296	244,036
Delta Air Lines, Inc. equipment trust certificates 8.54% 1/2/07		155,185	77,593
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		170,000	64,600
7.57% 11/18/10		605,000	543,334
7.711% 9/18/11		85,000	44,200
7.779% 11/18/05		345,000	131,100
7.779% 1/2/12		1,085,293	379,853
7.92% 5/18/12		1,615,000	807,500
10.06% 1/2/16		410,000	184,500
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		493,000	436,650
7.248% 7/2/14		721,710	497,980
7.626% 4/1/10		874,370	664,521
Corporate Bonds - continued
		Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.691% 4/1/17		$ 71,418	$ 54,992
7.95% 9/1/16		53,363	41,624
8.304% 9/1/10		516,037	392,188
NWA Trust 10.23% 6/21/14		357,385	310,925
			11,227,836
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14 (f)		590,000	590,000
Mueller Group, Inc. 6.4438% 11/1/11 (i)		770,000	793,100
Nortek, Inc. 8.5% 9/1/14 (f)		690,000	721,050
			2,104,150
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11 (f)		340,000	358,700
Allied Waste North America, Inc.:
5.75% 2/15/11		390,000	368,550
7.625% 1/1/06		2,620,000	2,731,350
American Color Graphics, Inc. 10% 6/15/10		220,000	170,500
			3,629,100
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		250,000	215,625
Machinery - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)		430,000	481,600
Cummins, Inc. 9.5% 12/1/10 (i)		450,000	517,500
Dresser, Inc. 9.375% 4/15/11		100,000	109,750
Invensys PLC 9.875% 3/15/11 (f)		1,015,000	1,042,913
Terex Corp. 7.375% 1/15/14		430,000	451,500
			2,603,263
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)		210,000	221,550
OMI Corp. 7.625% 12/1/13		355,000	367,425
			588,975
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08		180,000	198,900
TFM SA de CV yankee 11.75% 6/15/09		1,730,000	1,738,650
			1,937,550
TOTAL INDUSTRIALS			28,444,475
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14		640,000	641,600
Nortel Networks Corp. 6.125% 2/15/06		770,000	783,475
			1,425,075

		Principal Amount	Value
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		$ 1,900,000	$ 1,980,750
Flextronics International Ltd. 6.5% 5/15/13		230,000	234,600
Sanmina-SCI Corp. 10.375% 1/15/10		675,000	774,563
			2,989,913
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16		810,000	785,700
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10		625,000	662,500
7.625% 6/15/13		1,190,000	1,285,200
			1,947,700
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (f)(i)		580,000	597,400
6.875% 7/15/11 (f)		670,000	695,125
7.125% 7/15/14 (f)		410,000	426,400
Semiconductor Note Participation Trust 0% 8/4/11 (f)		1,000,000	1,370,000
Viasystems, Inc. 10.5% 1/15/11		900,000	859,500
			3,948,425
TOTAL INFORMATION TECHNOLOGY			11,096,813
MATERIALS - 0.9%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)		380,000	393,300
Berry Plastics Corp. 10.75% 7/15/12		560,000	632,800
Compass Minerals Group, Inc. 10% 8/15/11		1,350,000	1,498,500
Crompton Corp. 9.875% 8/1/12 (f)		470,000	500,550
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		1,135,000	1,288,225
Geon Co. 6.875% 12/15/05		130,000	134,550
Huntsman ICI Holdings LLC 0% 12/31/09		505,000	267,650
Innophos, Inc. 8.875% 8/15/14 (f)		140,000	148,750
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		480,000	396,000
Lubrizol Corp.:
4.625% 10/1/09		495,000	495,093
5.5% 10/1/14		230,000	228,427
6.5% 10/1/34		420,000	409,718
Lyondell Chemical Co. 9.625% 5/1/07		230,000	248,400
Nalco Co. 7.75% 11/15/11		470,000	500,550
PolyOne Corp.:
8.875% 5/1/12		430,000	439,675
10.625% 5/15/10		320,000	349,600
The Scotts Co. 6.625% 11/15/13		480,000	504,000
			8,435,788
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14		460,000	487,600
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		350,000	378,000
Corporate Bonds - continued
		Principal Amount	Value
MATERIALS - continued
Containers & Packaging - continued
Crown European Holdings SA 10.875% 3/1/13		$ 550,000	$ 640,750
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09		1,330,000	1,443,050
Owens-Illinois, Inc.:
7.15% 5/15/05		510,000	520,200
7.35% 5/15/08		330,000	340,725
7.8% 5/15/18		140,000	137,200
8.1% 5/15/07		630,000	658,350
Sealed Air Corp. 5.625% 7/15/13 (f)		245,000	251,894
			4,370,169
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11		305,000	324,825
California Steel Industries, Inc. 6.125% 3/15/14		495,000	481,388
Compass Minerals International, Inc. 0% 12/15/12 (e)		1,000,000	840,000
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		870,000	872,175
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)		330,000	351,450
International Steel Group, Inc. 6.5% 4/15/14 (f)		1,300,000	1,300,000
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)		620,000	616,900
			4,786,738
Paper & Forest Products - 0.3%
Ainsworth Lumber Co. Ltd. 7.25% 10/1/12 (f)		570,000	574,275
Georgia-Pacific Corp.:
8% 1/15/24		810,000	916,313
9.5% 12/1/11		1,655,000	2,068,750
International Paper Co.:
4.25% 1/15/09		245,000	245,843
5.5% 1/15/14		615,000	629,754
Norske Skog Canada Ltd.:
7.375% 3/1/14		330,000	343,200
8.625% 6/15/11		710,000	768,575
Stone Container Corp.:
8.375% 7/1/12		510,000	566,100
9.75% 2/1/11		1,270,000	1,409,700
			7,522,510
TOTAL MATERIALS			25,602,805
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T Broadband Corp. 8.375% 3/15/13		500,000	605,495
BellSouth Corp. 5.2% 9/15/14		750,000	756,993
British Telecommunications PLC 8.875% 12/15/30		1,500,000	1,970,556

		Principal Amount	Value
France Telecom SA:
8.75% 3/1/11		$ 300,000	$ 359,124
9.5% 3/1/31		2,000,000	2,651,706
NTL Cable PLC 8.75% 4/15/14 (f)		435,000	469,800
Primus Telecommunications Group, Inc. 8% 1/15/14		535,000	393,225
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)		155,000	146,863
7.5% 2/15/14 (f)		1,095,000	1,004,663
Qwest Corp. 9.125% 3/15/12 (f)		1,015,000	1,116,500
Qwest Services Corp. 14% 12/15/10 (f)(i)		1,460,000	1,711,850
SBC Communications, Inc. 6.45% 6/15/34		1,000,000	1,028,100
Telefonica Europe BV 7.75% 9/15/10		795,000	936,814
Triton PCS, Inc. 8.75% 11/15/11		1,020,000	683,400
			13,835,089
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (f)		650,000	633,745
5.5% 3/1/14 (f)		585,000	565,393
American Cellular Corp. 10% 8/1/11		230,000	187,450
American Tower Corp. 9.375% 2/1/09		343,000	366,153
AT&T Wireless Services, Inc. 7.875% 3/1/11		400,000	473,917
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)		750,000	714,375
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		810,000	848,475
10.75% 8/1/11		235,000	261,438
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		550,000	628,375
Millicom International Cellular SA 10% 12/1/13 (f)		820,000	820,000
Nextel Communications, Inc.:
7.375% 8/1/15		2,050,000	2,198,625
9.5% 2/1/11		315,000	357,131
Nextel Partners, Inc. 8.125% 7/1/11		690,000	731,400
Rogers Wireless, Inc.:
6.375% 3/1/14		575,000	526,125
9.625% 5/1/11		1,650,000	1,835,625
Western Wireless Corp. 9.25% 7/15/13		980,000	999,600
			12,147,827
TOTAL TELECOMMUNICATION SERVICES			25,982,916
UTILITIES - 1.7%
Electric Utilities - 0.7%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)		655,000	720,500
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,205,000	1,246,891
Corporate Bonds - continued
		Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
DTE Energy Co. 7.05% 6/1/11		$ 650,000	$ 733,649
Duke Capital LLC:
4.37% 3/1/09		3,175,000	3,201,273
6.75% 2/15/32		100,000	105,368
Exelon Corp. 6.75% 5/1/11		1,500,000	1,674,852
FirstEnergy Corp. 6.45% 11/15/11		285,000	310,898
Illinois Power Co.:
7.5% 6/15/09		1,915,000	2,183,100
11.5% 12/15/10		790,000	936,150
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12		1,500,000	1,583,645
Nevada Power Co. 10.875% 10/15/09		305,000	353,800
Progress Energy, Inc. 7.1% 3/1/11		2,745,000	3,099,294
Sierra Pacific Power Co. 6.25% 4/15/12 (f)		240,000	244,800
Southern California Edison Co.:
5% 1/15/14		70,000	71,196
7.625% 1/15/10		1,472,000	1,709,286
TECO Energy, Inc. 6.125% 5/1/07		600,000	616,500
			18,791,202
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10		450,000	504,563
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)		620,000	709,900
Northwest Pipeline Corp. 8.125% 3/1/10		420,000	468,300
Sonat, Inc.:
6.75% 10/1/07		285,000	284,644
7.625% 7/15/11		155,000	151,319
Southern Natural Gas Co. 8.875% 3/15/10		530,000	594,263
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		650,000	653,250
6.25% 1/15/08		1,335,000	1,401,750
			4,767,989
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 6/15/08		53,000	57,240
8.75% 5/15/13 (f)		2,145,000	2,407,763
8.875% 2/15/11		308,000	341,495
9.375% 9/15/10		1,024,000	1,153,280
9.5% 6/1/09		2,092,000	2,329,965
Calpine Corp. 7.35% 7/15/07 (f)(i)		1,316,700	1,145,529
Calpine Generating Co. LLC 7.35% 4/1/10 (f)(i)		155,000	148,800
CMS Energy Corp.:
7.625% 11/15/04		1,220,000	1,221,525
7.75% 8/1/10		1,250,000	1,323,438
8.5% 4/15/11		815,000	889,369
8.9% 7/15/08		1,395,000	1,518,806
9.875% 10/15/07		1,730,000	1,913,813
Constellation Energy Group, Inc. 7% 4/1/12		2,250,000	2,547,875

		Principal Amount	Value
Dominion Resources, Inc.:
6.25% 6/30/12		$ 1,000,000	$ 1,086,033
8.125% 6/15/10		2,515,000	2,980,034
NRG Energy, Inc. 8% 12/15/13 (f)		830,000	888,100
Reliant Energy, Inc. 9.25% 7/15/10		325,000	351,000
Western Resources, Inc. 7.125% 8/1/09		315,000	348,075
			22,652,140
TOTAL UTILITIES			46,211,331
TOTAL NONCONVERTIBLE BONDS			339,886,262
TOTAL CORPORATE BONDS (Cost $328,976,339)			348,838,408
U.S. Government and Government Agency Obligations - 7.8%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
2.5% 6/15/06		4,570,000	4,553,978
3.25% 8/15/08		820,000	813,136
3.25% 2/15/09		1,800,000	1,773,002
5.25% 8/1/12		960,000	997,800
5.5% 3/15/11		2,780,000	2,992,995
6.25% 2/1/11		3,220,000	3,555,093
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05		2,000,000	2,089,444
Freddie Mac:
2.875% 5/15/07		15,000,000	14,942,865
3.625% 9/15/08		2,661,000	2,674,600
4% 6/12/13		11,318,000	10,770,096
4.5% 1/15/14		10,000,000	9,950,560
5.875% 3/21/11		7,760,000	8,423,992
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14		2,825,000	2,938,531
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			66,476,092
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14		6,150,540	6,297,815
U.S. Treasury Obligations - 5.2%
U.S. Treasury Bills, yield at date of purchase 1.65% 12/9/04 (h)		4,700,000	4,685,360
U.S. Treasury Bonds:
5.375% 2/15/31		1,300,000	1,392,625
6.25% 5/15/30		13,610,000	16,153,369
8% 11/15/21		5,500,000	7,560,135
U.S. Treasury Notes:
1.625% 2/28/06		25,835,000	25,571,612
3.125% 5/15/07		22,390,000	22,578,927
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10		$ 41,705,000	$ 47,853,235
7% 7/15/06		17,000,000	18,322,804
TOTAL U.S. TREASURY OBLIGATIONS			144,118,067
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $214,011,658)			216,891,974
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 8.0%
4% 6/1/19		7,999,999	7,806,465
4.5% 4/1/19 to 10/1/33		40,904,433	40,206,162
5% 2/1/18 to 9/1/34		31,226,374	31,393,401
5.5% 10/1/18 to 10/1/34		76,091,843	77,363,767
5.5% 10/1/34 (g)		6,000,000	6,082,500
6% 6/1/13 to 1/1/34		20,427,890	21,354,540
6.5% 9/1/08 to 9/1/32		25,360,252	26,713,559
7% 8/1/13 to 2/1/32		7,501,663	7,984,293
7.5% 7/1/16 to 11/1/31		2,947,798	3,162,813
8% 1/1/30 to 6/1/30		379,035	412,368
TOTAL FANNIE MAE			222,479,868
Freddie Mac - 0.0%
7.5% 5/1/17 to 11/1/31		1,080,771	1,161,614
8% 7/1/17 to 5/1/27		80,206	87,673
TOTAL FREDDIE MAC			1,249,287
Government National Mortgage Association - 0.6%
6% 12/15/08 to 6/15/09		555,031	582,841
6.5% 6/15/08 to 8/15/27		6,474,537	6,867,371
7% 7/15/28 to 7/15/32		4,068,554	4,342,441
7.5% 9/15/22 to 8/15/28		2,110,030	2,278,697
8% 5/15/25 to 1/15/31		593,117	647,602
8.5% 12/15/16 to 12/15/30		378,448	415,778
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			15,134,730
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $234,028,587)			238,863,885
Asset-Backed Securities - 0.6%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.34% 2/25/34 (i)		250,000	250,036
Class M2, 2.94% 2/25/34 (i)		300,000	300,085

		Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.27% 4/25/34 (i)		$ 145,000	$ 145,000
Class M2, 2.32% 4/25/34 (i)		125,000	125,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.715% 1/25/32 (i)		305,000	306,046
Argent Securities, Inc. Series 2004-W5 Class M1, 2.44% 4/25/34 (i)		475,000	475,595
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3:
Class M1, 2.38% 6/25/34 (i)		175,000	175,070
Class M2, 2.96% 6/25/34 (i)		400,000	400,152
Capital One Master Trust Series 2001-7A Class A, 3.85% 8/15/07		810,000	810,712
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.56% 7/15/11 (i)		780,000	793,759
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 3.04% 7/26/34 (i)		265,000	264,999
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (i)		1,080,000	1,083,472
Series 2002-C1 Class C1, 2.7% 2/9/09 (i)		1,750,000	1,772,913
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.34% 5/25/34 (i)		625,000	624,999
Series 2004-3 Class M1, 2.34% 6/25/34 (i)		175,000	175,183
Series 2004-4:
Class A, 2.21% 8/25/34 (i)		571,338	571,337
Class M1, 2.32% 7/25/34 (i)		450,000	449,999
Class M2, 2.37% 6/25/34 (i)		525,000	525,192
Discover Card Master Trust I Series 2003-4 Class B1, 2.09% 5/16/11 (i)		1,015,000	1,018,278
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.39% 3/25/34 (i)		50,000	50,000
Class M4, 2.74% 3/25/34 (i)		25,000	25,000
Class M6, 3.09% 3/25/34 (i)		50,000	49,816
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.39% 1/25/34 (i)		550,000	549,999
Class M2, 2.99% 1/25/34 (i)		625,000	624,999
GSAMP Trust Series 2004-FM2:
Class M1, 2.34% 1/25/34 (i)		500,000	499,999
Class M2, 2.94% 1/25/34 (i)		200,000	200,000
Class M3, 3.14% 1/25/34 (i)		200,000	199,999
Home Equity Asset Trust Series 2002-4 Class M2, 3.665% 3/25/33 (i)		225,000	228,218
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 2.37% 6/25/34 (i)		500,000	499,564
Class M2, 2.92% 6/25/34 (i)		325,000	325,414
Asset-Backed Securities - continued
		Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.34% 7/25/34 (i)		$ 250,000	$ 250,000
Class M2, 2.39% 7/25/34 (i)		50,000	50,000
Class M3, 2.79% 7/25/34 (i)		100,000	100,000
Class M4, 2.94% 7/25/34 (i)		75,000	75,000
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.74% 5/25/33 (i)		175,000	177,697
Series 2003-NC5 Class M2, 3.84% 4/25/33 (i)		325,000	331,688
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.89% 11/25/32 (i)		305,000	309,757
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2% 2/25/34 (i)		201,664	201,664
TOTAL ASSET-BACKED SECURITIES (Cost $14,993,932)			15,016,641
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.1%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.21% 4/25/34 (i)		528,058	529,086
Series 2004-AR5 Class 11A2, 2.21% 6/25/34 (i)		665,179	663,711
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		229,981	239,633
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16		282,985	293,427
TOTAL PRIVATE SPONSOR			1,725,857
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29		3,300,000	3,500,104
Series 1999-57 Class PH, 6.5% 12/25/29		2,600,000	2,742,444
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38		1,565,359	1,686,185
TOTAL U.S. GOVERNMENT AGENCY			7,928,733
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,718,152)			9,654,590
Commercial Mortgage Securities - 1.5%

Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 2.2% 4/25/34 (f)(i)		868,290	865,509

		Principal Amount	Value
Class B, 3.74% 4/25/34 (f)(i)		$ 96,477	$ 96,236
Class M1, 2.4% 4/25/34 (f)(i)		96,477	96,296
Class M2, 3.04% 4/25/34 (f)(i)		96,477	96,379
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.0056% 8/1/24 (f)(i)		358,691	319,235
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07		1,877,661	1,989,659
Class B, 7.48% 2/1/08		2,320,000	2,563,220
COMM:
floater:
Series 2002-FL7 Class D, 2.17% 11/15/14 (f)(i)		295,000	295,472
Series 2003-FL9 Class B, 2.1% 11/15/15 (f)(i)		575,000	576,299
Series 2004-LBN2 Class X2, 1.2763% 3/10/39 (f)(i)(j)		2,033,682	92,252
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41		1,500,000	1,702,364
Series 2004-C1 Class A3, 4.321% 1/15/37		615,000	612,771
Series 1998-C1 Class D, 7.17% 5/17/40		580,000	650,440
Series 2004-C1 Class ASP, 1.2148% 1/15/37 (f)(i)(j)		9,980,000	425,516
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31		4,350,000	4,827,141
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)		3,500,000	3,722,915
Class C1, 7.52% 5/15/06 (f)		2,300,000	2,450,025
Class D1, 7.77% 5/15/06 (f)		2,200,000	2,336,683
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (d)(f)(i)		360,660	0
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)		695,000	769,833
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)		1,205,000	1,278,911
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)		1,050,000	1,011,938
Class C, 4.13% 11/20/37 (f)		1,050,000	968,297
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)		779,932	787,790
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41		630,000	627,746
Commercial Mortgage Securities - continued
		Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)		$ 4,200,000	$ 4,522,782
Series 1:
Class D2, 6.992% 11/15/07 (f)		4,120,000	4,492,113
Class E2, 7.224% 11/15/07 (f)		2,450,000	2,665,777
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35		1,015,000	1,036,509
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $39,699,405)			41,880,108
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.625% 7/23/07		1,630,000	1,718,631
7.125% 1/11/12		650,000	745,875
State of Israel 4.625% 6/15/13		230,000	221,231
United Mexican States:
5.875% 1/15/14		610,000	619,150
7.5% 4/8/33		2,350,000	2,471,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,398,037)			5,775,912
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i) (Cost $1,807,866)		1,800,000	1,867,500
Money Market Funds - 18.0%
	Shares		Value
Fidelity Cash Central Fund, 1.74% (b)	370,369,394	$ 370,369,394
Fidelity Money Market Central Fund, 1.74% (b)	123,860,162		123,860,162
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	5,141,724		5,141,724
TOTAL MONEY MARKET FUNDS (Cost $499,371,280)		499,371,280
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,643,897,077)		2,769,108,820
NET OTHER ASSETS - 0.0%		(872,697)
NET ASSETS - 100%		$ 2,768,236,123
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
270 S&P 500 Index Contracts	Dec. 2004	$ 75,255,750	$ (787,995)

The face value of futures purchased as a percentage of net assets - 2.7%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 2,500,000	$ 8,283
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	2,500,000	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	2,500,000	97,423
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	2,500,000	10,704
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,500,000	86,080
TOTAL SWAP AGREEMENTS		$ 12,500,000	$ 202,490
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $88,366,944 or 3.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,685,360.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,496 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 341,094
Fountain View, Inc.	8/19/03 - 1/22/04	$ 11
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $2,653,907,525. Net unrealized appreciation aggregated $115,201,295, of which $228,014,926 related to appreciated investment securities and $112,813,631 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Growth Portfolio

September 30, 2004

1.808789.100

VIPAMG-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
Aisin Seiki Co. Ltd.	4,500	$ 111,247
Exide Technologies warrants 3/18/06 (a)	5	0
		111,247
Automobiles - 0.2%
Fiat Spa (a)	28,000	202,309
Honda Motor Co. Ltd.	4,300	209,496
Toyota Motor Corp.	8,800	336,072
		747,877
Hotels, Restaurants & Leisure - 0.4%
Enterprise Inns PLC	10,300	106,385
McDonald's Corp.	27,200	762,416
Rank Group PLC	39,100	198,029
		1,066,830
Household Durables - 0.2%
LG Electronics, Inc.	3,520	202,365
Techtronic Industries Co. Ltd.	194,000	381,919
		584,284
Media - 3.4%
Clear Channel Communications, Inc.	246,700	7,689,639
McGraw-Hill Companies, Inc.	1,500	119,535
News Corp. Ltd. sponsored ADR	38,200	1,196,806
NRJ Group	12,100	240,761
SKY Perfect Communications, Inc.	9	10,552
Taylor Nelson Sofres PLC	58,200	234,124
Time Warner, Inc. (a)	41,600	671,424
Tv Asahi Corp.	210	410,361
		10,573,202
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	170	10,370
Specialty Retail - 3.8%
Fast Retailing Co. Ltd.	2,300	156,574
Home Depot, Inc.	276,500	10,838,800
Office Depot, Inc. (a)	5,400	81,162
Ross Stores, Inc.	1,200	28,128
Staples, Inc.	10,900	325,038
TJX Companies, Inc.	12,200	268,888
		11,698,590
Textiles Apparel & Luxury Goods - 0.3%
Adidas-Salomon AG	1,800	251,493
Louis Vuitton Moet Hennessy (LVMH)	3,200	213,899
The Swatch Group AG (Reg.)	11,644	321,249
		786,641
TOTAL CONSUMER DISCRETIONARY		25,579,041

	Shares	Value
CONSUMER STAPLES - 5.7%
Beverages - 0.7%
PepsiCo, Inc.	21,900	$ 1,065,435
Pernod-Ricard	3,500	465,293
The Coca-Cola Co.	19,400	776,970
		2,307,698
Food & Staples Retailing - 3.1%
CVS Corp.	117,300	4,941,849
Safeway, Inc. (a)	90,200	1,741,762
Wal-Mart Stores, Inc.	52,800	2,808,960
		9,492,571
Food Products - 0.1%
Barry Callebaut AG	633	119,477
People's Food Holdings Ltd.	201,000	138,411
		257,888
Household Products - 0.2%
Kimberly-Clark Corp.	3,400	219,606
Procter & Gamble Co.	7,000	378,840
		598,446
Personal Products - 0.7%
Alberto-Culver Co.	47,400	2,060,952
Estee Lauder Companies, Inc. Class A	3,600	150,480
		2,211,432
Tobacco - 0.9%
Altria Group, Inc.	60,000	2,822,400
TOTAL CONSUMER STAPLES		17,690,435
ENERGY - 3.4%
Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc.	47,400	1,563,726
ENSCO International, Inc.	33,600	1,097,712
GlobalSantaFe Corp.	47,900	1,468,135
Nabors Industries Ltd. (a)	4,800	227,280
Transocean, Inc. (a)	44,900	1,606,522
		5,963,375
Oil & Gas - 1.5%
BP PLC	26,000	249,297
Canadian Natural Resources Ltd.	16,100	644,383
ChevronTexaco Corp.	36,400	1,952,496
EnCana Corp.	14,300	661,308
ENI Spa	12,900	289,734
Exxon Mobil Corp.	6,200	299,646
Total SA Series B	2,370	484,286
		4,581,150
TOTAL ENERGY		10,544,525
FINANCIALS - 19.1%
Capital Markets - 2.9%
Bear Stearns Companies, Inc.	2,200	211,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Collins Stewart Tullett PLC	28,000	$ 202,950
JAFCO Co. Ltd.	3,000	158,146
Julius Baer Holding AG (Bearer)	1,270	349,363
Lehman Brothers Holdings, Inc.	6,900	550,068
Man Group PLC	8,000	172,362
Merrill Lynch & Co., Inc.	39,800	1,978,856
Morgan Stanley	96,100	4,737,730
UBS AG (Reg.)	8,509	598,438
		8,959,487
Commercial Banks - 3.1%
Banca Intesa Spa	57,800	219,737
Bank of America Corp.	135,928	5,889,760
HSBC Holdings PLC (United Kingdom) (Reg.)	20,900	333,564
Societe Generale Series A	4,000	354,426
SouthTrust Corp.	17,390	724,467
Sumitomo Mitsui Financial Group, Inc.	49	280,573
Synovus Financial Corp.	22,800	596,220
UFJ Holdings, Inc. (a)	79	346,803
Wachovia Corp.	18,100	849,795
Wells Fargo & Co.	3,700	220,631
		9,815,976
Consumer Finance - 0.4%
MBNA Corp.	41,200	1,038,240
SFCG Co. Ltd.	500	98,432
		1,136,672
Diversified Financial Services - 2.8%
Citigroup, Inc.	130,300	5,748,836
ING Groep NV (Certificaten Van Aandelen)	9,900	250,272
J.P. Morgan Chase & Co.	67,980	2,700,845
		8,699,953
Insurance - 6.5%
AFLAC, Inc.	4,800	188,208
AMBAC Financial Group, Inc.	14,100	1,127,295
American International Group, Inc.	192,700	13,101,659
Hartford Financial Services Group, Inc.	38,600	2,390,498
MBIA, Inc.	14,500	844,045
MetLife, Inc.	42,500	1,642,625
PartnerRe Ltd.	5,500	300,795
St. Paul Travelers Companies, Inc.	15,628	516,662
		20,111,787
Thrifts & Mortgage Finance - 3.4%
Fannie Mae	128,300	8,134,220
Greenpoint Financial Corp.	7,400	342,324
MGIC Investment Corp.	19,000	1,264,450

	Shares	Value
New York Community Bancorp, Inc.	41,533	$ 853,088
Sovereign Bancorp, Inc.	3,000	65,460
		10,659,542
TOTAL FINANCIALS		59,383,417
HEALTH CARE - 11.5%
Biotechnology - 0.4%
Actelion Ltd. (Reg.) (a)	6,153	632,572
CSL Ltd.	21,942	453,562
QIAGEN NV (a)	15,600	178,620
		1,264,754
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	21,700	697,872
Medtronic, Inc.	6,100	316,590
Thermo Electron Corp. (a)	6,900	186,438
		1,200,900
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	179,450	7,854,527
Fountain View, Inc. (k)	225	3,771
Henry Schein, Inc. (a)	4,200	261,702
Service Corp. International (SCI) (a)	15,898	98,727
		8,218,727
Pharmaceuticals - 8.1%
Barr Pharmaceuticals, Inc. (a)	3,300	136,719
Johnson & Johnson	68,000	3,830,440
Merck & Co., Inc.	53,000	1,749,000
Novartis AG (Reg.)	11,663	544,312
Novo Nordisk AS Series B	5,200	285,036
Pfizer, Inc.	298,600	9,137,160
Recordati Spa	5,813	115,448
Roche Holding AG (participation certificate)	7,055	730,971
Schering-Plough Corp.	58,753	1,119,832
Shire Pharmaceuticals Group PLC	21,300	203,415
Wyeth	193,800	7,248,120
		25,100,453
TOTAL HEALTH CARE		35,784,834
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	11,500	641,470
Northrop Grumman Corp.	6,900	367,977
United Technologies Corp.	10,200	952,476
		1,961,923
Air Freight & Logistics - 0.0%
Ryder System, Inc.	2,500	117,600
Building Products - 0.1%
BPB PLC	17,800	138,049
Commercial Services & Supplies - 0.4%
Adecco SA	2,661	132,510
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Aramark Corp. Class B	9,900	$ 238,986
Capita Group PLC	22,600	134,733
ChoicePoint, Inc. (a)	14,300	609,895
		1,116,124
Electrical Equipment - 0.1%
ABB Ltd. (Switzerland) (Reg.) (a)	39,448	241,431
Furukawa Electric Co. Ltd. (a)	34,000	133,497
		374,928
Industrial Conglomerates - 3.4%
General Electric Co.	213,280	7,161,942
Siemens AG (Reg.)	900	66,330
Tyco International Ltd.	112,900	3,461,514
		10,689,786
Machinery - 0.5%
FKI PLC	44,100	95,894
Ingersoll-Rand Co. Ltd. Class A	20,600	1,400,182
		1,496,076
Road & Rail - 0.2%
CSX Corp.	6,700	222,440
Norfolk Southern Corp.	3,700	110,038
Union Pacific Corp.	3,800	222,680
		555,158
TOTAL INDUSTRIALS		16,449,644
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.8%
Alcatel SA (RFD) (a)	13,500	158,355
Cisco Systems, Inc. (a)	179,102	3,241,746
Comverse Technology, Inc. (a)	33,100	623,273
Motorola, Inc.	84,620	1,526,545
		5,549,919
Computers & Peripherals - 1.5%
Dell, Inc. (a)	82,500	2,937,000
Diebold, Inc.	5,300	247,510
Hewlett-Packard Co.	70,700	1,325,625
Sun Microsystems, Inc. (a)	39,600	159,984
		4,670,119
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	34,300	454,475
Hon Hai Precision Industries Co. Ltd.	48,000	165,322
Hoya Corp.	1,700	178,459
Jabil Circuit, Inc. (a)	16,600	381,800
Sanmina-SCI Corp. (a)	36,400	256,620
Solectron Corp. (a)	126,900	628,155
Yageo Corp. (a)	308,000	115,602
		2,180,433

	Shares	Value
Internet Software & Services - 0.1%
Softbank Corp.	3,700	$ 171,843
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	16,400	912,988
First Data Corp.	29,000	1,261,500
		2,174,488
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	5,300	205,534
ASM International NV (Netherlands) (a)	11,600	155,221
ASML Holding NV (a)	16,100	207,207
ASML Holding NV (NY Shares) (a)	30,600	393,822
Intel Corp.	92,400	1,853,544
KLA-Tencor Corp. (a)	2,200	91,256
Lam Research Corp. (a)	11,000	240,680
Linear Technology Corp.	3,100	112,344
Novellus Systems, Inc. (a)	2,300	61,157
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,905	313,482
Tokyo Electron Ltd.	5,100	248,916
United Microelectronics Corp. sponsored ADR (a)	82,448	278,674
Xilinx, Inc.	2,100	56,700
		4,218,537
Software - 4.3%
BEA Systems, Inc. (a)	59,400	410,454
Dassault Systemes SA	5,500	257,313
Microsoft Corp.	436,075	12,057,474
Nintendo Co. Ltd.	1,500	183,776
Temenos Group AG (a)	5,154	39,326
VERITAS Software Corp. (a)	30,100	535,780
		13,484,123
TOTAL INFORMATION TECHNOLOGY		32,449,462
MATERIALS - 1.0%
Chemicals - 0.2%
Dow Chemical Co.	16,500	745,470
Construction Materials - 0.1%
HeidelbergCement AG	5,163	240,455
Metals & Mining - 0.4%
Alcan, Inc.	16,500	791,163
BHP Billiton PLC	17,500	184,399
Rio Tinto PLC (Reg.)	6,600	179,273
		1,154,835
Paper & Forest Products - 0.3%
Aracruz Celulose SA sponsored ADR	16,900	559,728
Bowater, Inc.	4,100	156,579
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	3,200	$ 129,312
Votorantim Celulose e Papel SA sponsored ADR	6,600	228,030
		1,073,649
TOTAL MATERIALS		3,214,409
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.8%
BellSouth Corp.	61,700	1,673,304
Deutsche Telekom AG (Reg.) (a)	26,200	488,892
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc. (a)	349,100	1,162,503
SBC Communications, Inc.	344,900	8,950,155
Telefonica SA	15,000	224,950
Telewest Global, Inc. (a)	12,782	148,527
Verizon Communications, Inc.	55,300	2,177,714
		14,826,048
Wireless Telecommunication Services - 0.6%
KDDI Corp.	45	218,814
Nextel Communications, Inc. Class A (a)	36,500	870,160
Vodafone Group PLC	334,800	807,203
		1,896,177
TOTAL TELECOMMUNICATION SERVICES		16,722,225
UTILITIES - 0.8%
Electric Utilities - 0.7%
Entergy Corp.	7,700	466,697
FirstEnergy Corp.	25,400	1,043,432
PG&E Corp. (a)	24,600	747,840
		2,257,969
Gas Utilities - 0.0%
NiSource, Inc.	5,500	115,555
Multi-Utilities & Unregulated Power - 0.1%
Public Service Enterprise Group, Inc.	3,000	127,800
TOTAL UTILITIES		2,501,324
TOTAL COMMON STOCKS (Cost $208,284,742)		220,319,316
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	5,200	260,650

	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	$ 54,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $302,688)		315,250
Corporate Bonds - 11.1%
	Principal Amount
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	$ 180,000	220,500
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Tyco International Group SA yankee 3.125% 1/15/23	720,000	1,076,328
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	100,000	84,630
TOTAL CONVERTIBLE BONDS		1,381,458
Nonconvertible Bonds - 10.7%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	50,000	56,278
Dana Corp.:
9% 8/15/11	95,000	114,475
10.125% 3/15/10	160,000	182,400
Delco Remy International, Inc. 9.375% 4/15/12	80,000	78,800
Stoneridge, Inc. 11.5% 5/1/12	10,000	11,350
Visteon Corp.:
7% 3/10/14	75,000	71,344
8.25% 8/1/10	65,000	68,575
		583,222
Automobiles - 0.1%
General Motors Corp.:
7.2% 1/15/11	125,000	132,384
8.25% 7/15/23	70,000	73,633
8.375% 7/15/33	25,000	26,544
		232,561
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14	70,000	72,450
Friendly Ice Cream Corp. 8.375% 6/15/12	30,000	28,650
Gaylord Entertainment Co. 8% 11/15/13	60,000	63,078
Host Marriott LP 7.125% 11/1/13	200,000	209,500
Mandalay Resort Group 6.5% 7/31/09	180,000	186,300
Corporate Bonds - continued
	Principal Amount	Value
MGM MIRAGE:
5.875% 2/27/14	$ 140,000	$ 135,100
9.75% 6/1/07	15,000	16,688
Morton's Restaurant Group, Inc. 7.5% 7/1/10	40,000	38,200
NCL Corp. Ltd. 10.625% 7/15/14 (f)	110,000	115,225
Penn National Gaming, Inc. 6.875% 12/1/11	150,000	153,750
Six Flags, Inc.:
8.875% 2/1/10	55,000	51,563
9.625% 6/1/14	155,000	145,313
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	265,000	285,538
Station Casinos, Inc. 6% 4/1/12	90,000	92,475
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	25,000	27,438
Vail Resorts, Inc. 6.75% 2/15/14	70,000	70,175
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	55,000	58,850
Wheeling Island Gaming, Inc. 10.125% 12/15/09	90,000	95,175
		1,845,468
Household Durables - 0.1%
Standard Pacific Corp. 9.25% 4/15/12	120,000	138,000
WCI Communities, Inc. 7.875% 10/1/13	60,000	63,450
		201,450
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (f)	40,000	42,400
True Temper Sports, Inc. 8.375% 9/15/11	40,000	36,800
		79,200
Media - 0.8%
Advanstar Communications, Inc. 10.75% 8/15/10	70,000	77,350
AOL Time Warner, Inc. 7.625% 4/15/31	75,000	86,325
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(i)	140,000	145,600
8% 4/15/12 (f)	135,000	140,400
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	110,000	109,450
Cox Communications, Inc. 7.125% 10/1/12	40,000	43,403
CSC Holdings, Inc.:
7.625% 4/1/11	305,000	321,013
7.625% 7/15/18	115,000	117,875
Dex Media, Inc. 8% 11/15/13	90,000	94,275
EchoStar DBS Corp. 10.375% 10/1/07	85,000	89,412
Houghton Mifflin Co. 9.875% 2/1/13	110,000	115,500
Kabel Deutschland GmbH 10.625% 7/1/14 (f)	60,000	65,400

	Principal Amount	Value
LBI Media Holdings, Inc. 0% 10/15/13 (e)	$ 150,000	$ 108,000
Liberty Media Corp. 8.25% 2/1/30	100,000	110,991
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	100,000	103,000
Nexstar Broadcasting, Inc. 7% 1/15/14	90,000	88,650
Nextmedia Operating, Inc. 10.75% 7/1/11	100,000	112,750
PanAmSat Corp. 9% 8/15/14 (f)	50,000	52,125
PRIMEDIA, Inc. 7.625% 4/1/08	500,000	495,000
Radio One, Inc. 8.875% 7/1/11	105,000	115,763
Videotron LTEE 6.875% 1/15/14	50,000	51,250
		2,643,532
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	160,000	165,600
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8% 3/15/14	210,000	205,275
Blockbuster, Inc. 9% 9/1/12 (f)	70,000	72,275
CSK Automotive, Inc. 7% 1/15/14	40,000	39,000
General Nutrition Centers, Inc. 8.5% 12/1/10	40,000	41,000
Hollywood Entertainment Corp. 9.625% 3/15/11	70,000	75,600
Sonic Automotive, Inc. 8.625% 8/15/13	135,000	142,425
		575,575
TOTAL CONSUMER DISCRETIONARY		6,326,608
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)	40,000	40,700
8.5% 8/1/14 (f)	85,000	84,150
Kroger Co. 6.8% 4/1/11	65,000	72,828
NeighborCare, Inc. 6.875% 11/15/13	125,000	130,000
Rite Aid Corp. 6.875% 8/15/13	70,000	61,075
Safeway, Inc. 6.5% 3/1/11	35,000	38,254
Stater Brothers Holdings, Inc.:
5.38% 6/15/10 (i)	90,000	91,350
8.125% 6/15/12	40,000	41,800
		560,157
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	235,000	258,500
Dean Foods Co. 8.15% 8/1/07	111,000	120,435
Hines Nurseries, Inc. 10.25% 10/1/11	30,000	31,800
Pierre Foods, Inc. 9.875% 7/15/12 (f)	40,000	41,200
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	50,000	53,750
		505,685
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Hotels, Restaurants & Leisure - continued
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13	$ 30,000	$ 32,925
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	30,000	31,301
Philip Morris Companies, Inc. 7.75% 1/15/27	50,000	52,815
		84,116
TOTAL CONSUMER STAPLES		1,182,883
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9.625% 12/1/07	110,000	124,025
Hanover Compressor Co.:
8.625% 12/15/10	40,000	43,400
9% 6/1/14	60,000	65,850
Key Energy Services, Inc. 8.375% 3/1/08	100,000	105,750
Pride International, Inc. 7.375% 7/15/14 (f)	60,000	66,075
Seabulk International, Inc. 9.5% 8/15/13	105,000	108,675
SESI LLC 8.875% 5/15/11	30,000	32,475
		546,250
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	5,000	5,521
7.125% 3/15/33	15,000	16,105
7.375% 10/1/09	10,000	11,238
Belden & Blake Corp. 8.75% 7/15/12 (f)	60,000	63,600
Chesapeake Energy Corp. 7.5% 6/15/14	60,000	65,400
El Paso Corp. 7.875% 6/15/12	165,000	162,525
El Paso Energy Corp.:
6.95% 12/15/07	55,000	55,000
7.375% 12/15/12	80,000	76,400
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	25,000	27,870
EnCana Corp. 6.5% 8/15/34	5,000	5,344
Enterprise Products Operating LP:
4.625% 10/15/09 (f)	10,000	10,083
5.6% 10/15/14 (f)	5,000	5,038
EXCO Resources, Inc. 7.25% 1/15/11	40,000	42,400
Forest Oil Corp. 8% 12/15/11	120,000	134,400
General Maritime Corp. 10% 3/15/13	165,000	187,275
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	41,000	51,250
KCS Energy, Inc. 7.125% 4/1/12	60,000	61,800

	Principal Amount	Value
Kinder Morgan Energy Partners LP 7.125% 3/15/12	$ 15,000	$ 17,087
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12	125,000	140,625
7.125% 6/15/14 (f)	60,000	65,400
Range Resources Corp. 7.375% 7/15/13	175,000	184,625
Ship Finance International Ltd. 8.5% 12/15/13	460,000	460,000
Teekay Shipping Corp. 8.875% 7/15/11	175,000	199,500
The Coastal Corp.:
6.5% 5/15/06	87,000	88,305
6.5% 6/1/08	95,000	92,150
7.5% 8/15/06	440,000	454,300
7.625% 9/1/08	30,000	30,113
7.75% 6/15/10	200,000	200,000
9.625% 5/15/12	45,000	47,138
Vintage Petroleum, Inc. 8.25% 5/1/12	90,000	97,650
Williams Companies, Inc.:
7.125% 9/1/11	95,000	104,263
7.5% 1/15/31	10,000	10,050
7.625% 7/15/19	30,000	32,850
		3,205,305
TOTAL ENERGY		3,751,555
FINANCIALS - 1.5%
Capital Markets - 0.2%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	180,000	194,400
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	20,000	22,218
Equinox Holdings Ltd. 9% 12/15/09	30,000	30,900
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	139,596
Merrill Lynch & Co., Inc. 4.125% 1/15/09	75,000	75,602
Morgan Stanley:
4.75% 4/1/14	100,000	96,808
6.6% 4/1/12	40,000	44,604
		604,128
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12	70,000	77,379
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	10,000	9,998
5.25% 2/10/14 (f)	30,000	30,398
Fleet Financial Group, Inc. 7.125% 4/15/06	40,000	42,579
Korea Development Bank 3.875% 3/2/09	75,000	74,264
Wachovia Corp. 4.875% 2/15/14	15,000	14,949
		249,567
Consumer Finance - 0.1%
Capital One Bank:
4.875% 5/15/08	50,000	51,787
Corporate Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank: - continued
5% 6/15/09	$ 25,000	$ 25,890
Ford Motor Credit Co.:
7.375% 10/28/09	55,000	60,243
7.375% 2/1/11	100,000	108,751
Household Finance Corp.:
6.375% 10/15/11	15,000	16,533
7% 5/15/12	5,000	5,722
Household International, Inc. 8.875% 2/15/08	75,000	80,841
MBNA America Bank NA 6.625% 6/15/12	30,000	33,333
MBNA Corp. 7.5% 3/15/12	45,000	52,029
		435,129
Diversified Financial Services - 1.0%
Ahold Finance USA, Inc. 8.25% 7/15/10	190,000	212,800
Bellsouth Capital Funding Corp. 7.875% 2/15/30	25,000	30,202
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	95,000	96,425
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	180,000	111,600
8.625% 4/1/09	175,000	136,938
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	105,000	111,825
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	64,629
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	68,000	80,070
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	154,000	170,748
EnCana Holdings Finance Corp. 5.8% 5/1/14	35,000	37,165
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	110,000	124,850
Huntsman Advanced Materials LLC:
11% 7/15/10 (f)	80,000	92,600
11.86% 7/15/08 (f)(i)	100,000	104,500
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	10,000	10,533
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (f)	25,000	25,655
7.45% 11/24/33 (f)	15,000	15,544
Inmarsat Finance PLC 7.625% 6/30/12 (f)	60,000	59,400
Ispat Inland ULC 9.75% 4/1/14	65,000	71,500
J.P. Morgan Chase & Co. 6.75% 2/1/11	155,000	174,384
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	30,000	30,952

	Principal Amount	Value
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 130,000	$ 133,250
NiSource Finance Corp. 7.875% 11/15/10	70,000	82,722
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	52,500
7.875% 2/1/09 (i)	100,000	111,500
Petronas Capital Ltd. 7% 5/22/12 (f)	55,000	62,655
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)	100,000	100,882
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)	120,000	127,200
Sprint Capital Corp. 6.875% 11/15/28	75,000	78,667
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	40,000	41,100
Telecom Italia Capital:
4.95% 9/30/14 (f)	25,000	24,428
5.25% 11/15/13 (f)	50,000	50,943
UGS Corp. 10% 6/1/12 (f)	60,000	65,100
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	110,000	128,150
Verizon Global Funding Corp.:
7.25% 12/1/10	70,000	80,711
7.75% 12/1/30	30,000	35,929
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	40,000	43,200
		2,981,257
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	25,000	27,600
Real Estate - 0.1%
EOP Operating LP:
4.75% 3/15/14	30,000	28,954
7.75% 11/15/07	50,000	55,831
Regency Centers LP 6.75% 1/15/12	45,000	50,016
Senior Housing Properties Trust 8.625% 1/15/12	115,000	127,938
Simon Property Group LP 5.625% 8/15/14 (f)	40,000	40,986
		303,725
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 4% 3/22/11	50,000	48,558
Independence Community Bank Corp. 3.75% 4/1/14 (i)	20,000	19,428
Washington Mutual, Inc. 4.375% 1/15/08	20,000	20,473
		88,459
TOTAL FINANCIALS		4,689,865
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	60,000	63,600
Corporate Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	$ 145,000	$ 147,900
Concentra Operating Corp. 9.125% 6/1/12 (f)	20,000	21,900
Genesis HealthCare Corp. 8% 10/15/13	30,000	32,550
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	185,000	193,325
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	70,000	74,550
National Nephrology Associates, Inc. 9% 11/1/11 (f)	40,000	46,252
Psychiatric Solutions, Inc. 10.625% 6/15/13	75,000	84,938
Tenet Healthcare Corp.:
6.375% 12/1/11	105,000	93,713
7.375% 2/1/13	165,000	153,450
U.S. Oncology, Inc.:
9% 8/15/12 (f)	220,000	225,500
10.75% 8/15/14 (f)	90,000	92,700
		1,166,778
TOTAL HEALTH CARE		1,230,378
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	65,000	64,025
8.875% 5/1/11	40,000	40,500
9.5% 11/1/08	255,000	264,244
Bombardier, Inc. 6.3% 5/1/14 (f)	100,000	86,364
Raytheon Co. 8.3% 3/1/10	50,000	59,773
Vought Aircraft Industries, Inc. 8% 7/15/11	90,000	86,625
		601,531
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	80,000	70,000
6.977% 11/23/22	15,332	13,338
7.377% 5/23/19	151,667	86,450
7.379% 5/23/16	102,559	58,459
7.8% 4/1/08	80,000	66,800
8.608% 10/1/12	120,000	101,400
10.18% 1/2/13	65,000	36,400
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20	167,648	134,119
6.9% 7/2/18	151,878	116,946
7.373% 12/15/15	162,305	124,974
7.568% 12/1/06	60,000	42,600
7.73% 9/15/12	25,742	18,534
8.312% 10/2/12	108,220	77,918
8.388% 5/1/22	43,837	32,440
8.499% 11/1/12	52,098	38,032

	Principal Amount	Value
Delta Air Lines, Inc. equipment trust certificates 8.54% 1/2/07	$ 31,037	$ 15,519
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	30,000	11,400
7.57% 11/18/10	20,000	17,961
7.711% 9/18/11	15,000	7,800
7.779% 11/18/05	70,000	26,600
7.779% 1/2/12	171,142	59,900
7.92% 5/18/12	310,000	155,000
10.06% 1/2/16	80,000	36,000
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	128,622	88,749
7.626% 4/1/10	135,096	102,673
7.691% 4/1/17	17,854	13,748
7.95% 9/1/16	17,788	13,875
8.304% 9/1/10	89,446	67,979
NWA Trust 10.23% 6/21/14	56,615	49,255
		1,684,869
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14 (f)	90,000	90,000
Mueller Group, Inc. 6.4438% 11/1/11 (i)	120,000	123,600
Nortek, Inc. 8.5% 9/1/14 (f)	110,000	114,950
		328,550
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11 (f)	60,000	63,300
Allied Waste North America, Inc.:
5.75% 2/15/11	60,000	56,700
6.375% 4/15/11	60,000	58,800
7.625% 1/1/06	185,000	192,863
American Color Graphics, Inc. 10% 6/15/10	40,000	31,000
		402,663
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	50,000	43,125
Machinery - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)	60,000	67,200
Cummins, Inc. 9.5% 12/1/10 (i)	80,000	92,000
Dresser, Inc. 9.375% 4/15/11	10,000	10,975
Invensys PLC 9.875% 3/15/11 (f)	150,000	154,125
Terex Corp. 7.375% 1/15/14	60,000	63,000
		387,300
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	40,000	42,200
OMI Corp. 7.625% 12/1/13	60,000	62,100
		104,300
Corporate Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	$ 40,000	$ 44,200
TFM SA de CV yankee 11.75% 6/15/09	240,000	241,200
		285,400
TOTAL INDUSTRIALS		3,837,738
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	100,000	100,250
Nortel Networks Corp. 6.125% 2/15/06	145,000	147,538
		247,788
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11	280,000	291,900
Flextronics International Ltd. 6.5% 5/15/13	30,000	30,600
Sanmina-SCI Corp. 10.375% 1/15/10	110,000	126,225
		448,725
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	110,000	106,700
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	75,000	79,500
7.625% 6/15/13	180,000	194,400
		273,900
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (f)(i)	90,000	92,700
6.875% 7/15/11 (f)	110,000	114,125
7.125% 7/15/14 (f)	70,000	72,800
Semiconductor Note Participation Trust 0% 8/4/11 (f)	155,000	212,350
Viasystems, Inc. 10.5% 1/15/11	165,000	157,575
		649,550
TOTAL INFORMATION TECHNOLOGY		1,726,663
MATERIALS - 1.1%
Chemicals - 0.4%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	65,000	67,275
Berry Plastics Corp. 10.75% 7/15/12	90,000	101,700
Compass Minerals Group, Inc. 10% 8/15/11	150,000	166,500
Crompton Corp. 9.875% 8/1/12 (f)	80,000	85,200
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	165,000	187,275
Geon Co. 6.875% 12/15/05	25,000	25,875
Huntsman ICI Holdings LLC 0% 12/31/09	85,000	45,050

	Principal Amount	Value
Innophos, Inc. 8.875% 8/15/14 (f)	$ 30,000	$ 31,875
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	70,000	57,750
Lubrizol Corp.:
4.625% 10/1/09	15,000	15,003
5.5% 10/1/14	5,000	4,966
6.5% 10/1/34	15,000	14,633
Lyondell Chemical Co. 9.625% 5/1/07	45,000	48,600
Nalco Co. 7.75% 11/15/11	70,000	74,550
PolyOne Corp.:
8.875% 5/1/12	90,000	92,025
10.625% 5/15/10	50,000	54,625
The Scotts Co. 6.625% 11/15/13	70,000	73,500
		1,146,402
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14	70,000	74,200
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	80,000	86,400
Crown European Holdings SA 10.875% 3/1/13	85,000	99,025
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	165,000	179,025
Owens-Illinois, Inc.:
7.15% 5/15/05	110,000	112,200
7.8% 5/15/18	30,000	29,400
8.1% 5/15/07	150,000	156,750
Sealed Air Corp. 5.625% 7/15/13 (f)	5,000	5,141
		667,941
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	60,000	63,900
California Steel Industries, Inc. 6.125% 3/15/14	85,000	82,663
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	130,000	130,325
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)	60,000	63,900
International Steel Group, Inc. 6.5% 4/15/14 (f)	190,000	190,000
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	90,000	89,550
		620,338
Paper & Forest Products - 0.3%
Ainsworth Lumber Co. Ltd. 7.25% 10/1/12 (f)	90,000	90,675
Georgia-Pacific Corp.:
8% 1/15/24	120,000	135,750
9.5% 12/1/11	245,000	306,250
International Paper Co.:
4.25% 1/15/09	5,000	5,017
5.5% 1/15/14	20,000	20,480
Norske Skog Canada Ltd.:
7.375% 3/1/14	50,000	52,000
Corporate Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - continued
Norske Skog Canada Ltd.: - continued
8.625% 6/15/11	$ 140,000	$ 151,550
Stone Container Corp. 9.75% 2/1/11	205,000	227,550
		989,272
TOTAL MATERIALS		3,498,153
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	60,550
BellSouth Corp. 5.2% 9/15/14	25,000	25,233
British Telecommunications PLC 8.875% 12/15/30	50,000	65,685
France Telecom SA:
8.75% 3/1/11	40,000	47,883
9.5% 3/1/31	50,000	66,293
NTL Cable PLC 8.75% 4/15/14 (f)	60,000	64,800
Primus Telecommunications Group, Inc. 8% 1/15/14	85,000	62,475
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	25,000	23,688
7.5% 2/15/14 (f)	175,000	160,563
Qwest Corp. 9.125% 3/15/12 (f)	140,000	154,000
Qwest Services Corp. 14% 12/15/10 (f)(i)	150,000	175,875
SBC Communications, Inc. 6.45% 6/15/34	25,000	25,703
Telefonica Europe BV 7.75% 9/15/10	25,000	29,460
Triton PCS, Inc. 8.75% 11/15/11	155,000	103,850
		1,066,058
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09 (f)	20,000	19,500
5.5% 3/1/14 (f)	15,000	14,497
American Cellular Corp. 10% 8/1/11	40,000	32,600
American Tower Corp. 9.375% 2/1/09	49,000	52,308
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,000	5,924
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	120,000	114,300
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	120,000	125,700
10.75% 8/1/11	60,000	66,750
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	80,000	91,400
Millicom International Cellular SA 10% 12/1/13 (f)	120,000	120,000

	Principal Amount	Value
Nextel Communications, Inc.:
7.375% 8/1/15	$ 390,000	$ 418,275
9.5% 2/1/11	35,000	39,681
Nextel Partners, Inc. 8.125% 7/1/11	100,000	106,000
Rogers Wireless, Inc.:
6.375% 3/1/14	90,000	82,350
9.625% 5/1/11	230,000	255,875
Western Wireless Corp. 9.25% 7/15/13	140,000	142,800
		1,687,960
TOTAL TELECOMMUNICATION SERVICES		2,754,018
UTILITIES - 1.4%
Electric Utilities - 0.3%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	100,000	110,000
Cleveland Electric Illuminating Co. 5.65% 12/15/13	30,000	31,043
DTE Energy Co. 7.05% 6/1/11	15,000	16,930
Duke Capital LLC:
6.25% 2/15/13	50,000	53,799
6.75% 2/15/32	55,000	57,952
Exelon Corp. 6.75% 5/1/11	50,000	55,828
FirstEnergy Corp. 6.45% 11/15/11	5,000	5,454
Illinois Power Co.:
7.5% 6/15/09	65,000	74,100
11.5% 12/15/10	120,000	142,200
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	50,000	52,788
Nevada Power Co. 10.875% 10/15/09	50,000	58,000
Progress Energy, Inc. 7.1% 3/1/11	105,000	118,552
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	40,000	40,800
Southern California Edison Co.:
5% 1/15/14	5,000	5,085
7.625% 1/15/10	120,000	139,344
TECO Energy, Inc. 6.125% 5/1/07	85,000	87,338
		1,049,213
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	70,000	78,488
Consolidated Natural Gas Co. 6.85% 4/15/11	25,000	28,187
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	90,000	103,050
Northwest Pipeline Corp. 8.125% 3/1/10	70,000	78,050
Sonat, Inc.:
6.75% 10/1/07	35,000	34,956
7.625% 7/15/11	25,000	24,406
Southern Natural Gas Co. 8.875% 3/15/10	90,000	100,913
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	100,000	100,500
6.25% 1/15/08	215,000	225,750
		774,300
Corporate Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 5/15/13 (f)	$ 300,000	$ 336,750
8.875% 2/15/11	46,000	51,003
9.375% 9/15/10	161,000	181,326
9.5% 6/1/09	248,000	276,210
Calpine Corp. 7.35% 7/15/07 (f)(i)	193,050	167,954
Calpine Generating Co. LLC 7.35% 4/1/10 (f)(i)	20,000	19,200
CMS Energy Corp.:
7.625% 11/15/04	190,000	190,238
7.75% 8/1/10	175,000	185,281
8.5% 4/15/11	40,000	43,650
8.9% 7/15/08	220,000	239,525
9.875% 10/15/07	245,000	271,031
Constellation Energy Group, Inc. 7% 4/1/12	50,000	56,619
Dominion Resources, Inc.:
6.25% 6/30/12	85,000	92,313
8.125% 6/15/10	10,000	11,849
NRG Energy, Inc. 8% 12/15/13 (f)	150,000	160,500
Reliant Energy, Inc. 9.25% 7/15/10	45,000	48,600
Western Resources, Inc. 7.125% 8/1/09	50,000	55,250
		2,387,299
TOTAL UTILITIES		4,210,812
TOTAL NONCONVERTIBLE BONDS		33,208,673
TOTAL CORPORATE BONDS (Cost $32,702,415)		34,590,131
U.S. Government and Government Agency Obligations - 2.4%

U.S. Government Agency Obligations - 0.5%
Fannie Mae:
3.25% 8/15/08	120,000	118,995
3.25% 2/15/09	270,000	265,950
5.25% 8/1/12	28,000	29,103
5.5% 3/15/11	35,000	37,682
6.25% 2/1/11	100,000	110,407
Freddie Mac:
2.875% 5/15/07	500,000	498,096
3.625% 9/15/08	71,000	71,363
4% 6/12/13	87,000	82,788
4.5% 1/15/14	200,000	199,011
5.875% 3/21/11	170,000	184,546
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,597,941
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	205,018	209,927

	Principal Amount	Value
U.S. Treasury Obligations - 1.8%
U.S. Treasury Bills, yield at date of purchase 1.65% 12/9/04 (h)	$ 600,000	$ 598,131
U.S. Treasury Bonds:
5.375% 2/15/31	50,000	53,563
6.25% 5/15/30	550,000	652,781
U.S. Treasury Notes:
1.625% 2/28/06	3,465,000	3,429,674
3.125% 5/15/07	125,000	126,055
6.5% 2/15/10	680,000	780,247
TOTAL U.S. TREASURY OBLIGATIONS		5,640,451
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,392,269)		7,448,319
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.2%
4% 7/1/19	250,000	243,952
4.5% 5/1/19 to 10/1/33	1,417,217	1,376,055
5% 7/1/18 to 6/1/34	1,201,799	1,212,604
5.5% 4/1/16 to 9/1/34	1,867,017	1,900,893
5.5% 10/1/34 (g)	430,000	435,913
6% 4/1/13 to 4/1/33	204,092	213,971
6.5% 4/1/09 to 3/1/34	1,379,885	1,453,796
7.5% 5/1/24 to 2/1/28	40,653	43,716
TOTAL FANNIE MAE		6,880,900
Freddie Mac - 0.0%
7.5% 8/1/28	9,986	10,753
Government National Mortgage Association - 0.2%
6.5% 8/15/27	100,909	106,954
7% 7/15/28 to 7/15/32	159,996	170,794
7.5% 1/15/26 to 8/15/28	96,904	104,518
8.5% 11/15/30	54,205	59,552
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		441,818
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,183,259)		7,333,471
Asset-Backed Securities - 0.1%

Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 2.27% 4/25/34 (i)	5,000	5,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.715% 1/25/32 (i)	10,000	10,034
Argent Securities, Inc. Series 2004-W5 Class M1, 2.44% 4/25/34 (i)	15,000	15,019
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.56% 7/15/11 (i)	25,000	25,441
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 3.04% 7/26/34 (i)	$ 10,000	$ 10,000
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (i)	30,000	30,096
Series 2002-C1 Class C1, 2.7% 2/9/09 (i)	50,000	50,655
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.34% 5/25/34 (i)	25,000	25,000
Series 2004-4:
Class A, 2.21% 8/25/34 (i)	22,854	22,853
Class M1, 2.32% 7/25/34 (i)	25,000	25,000
Class M2, 2.37% 6/25/34 (i)	15,000	15,005
Discover Card Master Trust I Series 2003-4 Class B1, 2.09% 5/16/11 (i)	30,000	30,097
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.39% 1/25/34 (i)	25,000	25,000
Class M2, 2.99% 1/25/34 (i)	25,000	25,000
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 2.37% 6/25/34 (i)	25,000	24,978
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.89% 11/25/32 (i)	10,000	10,156
TOTAL ASSET-BACKED SECURITIES (Cost $348,607)		349,334
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.21% 4/25/34 (i)	16,248	16,280
Series 2004-AR5 Class 11A2, 2.21% 6/25/34 (i)	22,173	22,124
TOTAL PRIVATE SPONSOR		38,404
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	106,064
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	105,479
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	43,083	46,409
TOTAL U.S. GOVERNMENT AGENCY		257,952
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $264,882)		296,356
Commercial Mortgage Securities - 0.3%
	Principal Amount	Value
Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 46,458	$ 48,571
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	62,589	66,322
Class B, 7.48% 2/1/08	80,000	88,387
COMM:
floater:
Series 2002-FL7 Class D, 2.17% 11/15/14 (f)(i)	10,000	10,016
Series 2003-FL9 Class B, 2.1% 11/15/15 (f)(i)	15,000	15,034
Series 2004-LBN2 Class X2, 1.2763% 3/10/39 (f)(i)(j)	59,961	2,720
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	50,000	56,745
Series 2004-C1 Class A3, 4.321% 1/15/37	20,000	19,928
Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,822
Series 2004-C1 Class ASP, 1.2148% 1/15/37 (f)(i)(j)	295,000	12,578
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	145,000	160,905
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (d)(f)(i)	180,330	0
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	20,000	22,153
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	45,000	47,760
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)	100,000	96,375
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	26,810	27,080
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	20,000	19,928
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	140,000	152,645
Class E2, 7.224% 11/15/07 (f)	100,000	108,807
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	30,000	30,636
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,119,584)		1,003,412
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Chilean Republic:
5.625% 7/23/07	$ 50,000	$ 52,719
7.125% 1/11/12	15,000	17,213
United Mexican States:
5.875% 1/15/14	20,000	20,300
7.5% 4/8/33	100,000	105,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $181,196)		195,382
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	260,000	269,750
TOTAL FLOATING RATE LOANS (Cost $261,139)		269,750
Money Market Funds - 12.2%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	36,197,058	36,197,058
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	1,726,136	1,726,136
TOTAL MONEY MARKET FUNDS (Cost $37,923,194)		37,923,194
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $295,963,975)		310,043,915
NET OTHER ASSETS - 0.1%		373,160
NET ASSETS - 100%		$ 310,417,075
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 S&P 500 Index Contracts	Dec. 2004	$ 9,197,925	$ (96,311)

The face value of futures purchased as a percentage of net assets - 2.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 75,000	$ 248
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	75,000	0
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	Nov. 2004	500,000	475
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	150,000	219
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	75,000	2,923
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	100,000	3,443
		$ 975,000	$ 7,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,568,060 or 2.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $598,131.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,771 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03 - 1/27/04	$ 2
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $297,832,161. Net unrealized appreciation aggregated $12,211,754, of which $30,532,782 related to appreciated investment securities and $18,321,028 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund Portfolio

September 30, 2004

1.808782.100

VIPCON-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
Gentex Corp.	232,000	$ 8,150,160
Johnson Controls, Inc.	45,100	2,562,131
		10,712,291
Automobiles - 0.5%
Harley-Davidson, Inc.	112,200	6,669,168
Honda Motor Co. Ltd.	45,200	2,202,144
Toyota Motor Corp.	1,392,300	53,171,934
		62,043,246
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	1,149,644	6,484,955
Boyd Gaming Corp.	274,600	7,729,990
Buffalo Wild Wings, Inc.	71,568	2,006,767
Four Seasons Hotels, Inc.	158,300	10,144,750
Friendly Ice Cream Corp. (a)	204,600	1,974,390
Gaylord Entertainment Co. (a)	52,827	1,637,637
GTECH Holdings Corp.	317,200	8,031,504
Hilton Group PLC	1,795,398	9,003,649
International Game Technology	378,350	13,601,683
Kerzner International Ltd. (a)	175,900	7,734,323
Krispy Kreme Doughnuts, Inc. (a)	555,700	7,035,162
Life Time Fitness, Inc.	125,800	3,228,028
McDonald's Corp.	30,500	854,915
Outback Steakhouse, Inc.	157,900	6,557,587
P.F. Chang's China Bistro, Inc. (a)	61,900	3,001,531
Panera Bread Co. Class A (a)	567,996	21,322,570
Penn National Gaming, Inc. (a)	89,731	3,625,132
Pinnacle Entertainment, Inc. (a)	44,800	618,240
Red Robin Gourmet Burgers, Inc. (a)	309,686	13,523,988
Ryan's Restaurant Group, Inc. (a)	282,750	4,196,010
Shuffle Master, Inc. (a)	341,624	12,797,235
Starbucks Corp. (a)	864,000	39,277,440
Station Casinos, Inc.	717,800	35,200,912
The Cheesecake Factory, Inc. (a)	163,624	7,101,282
William Hill PLC	2,519,842	24,360,035
Wynn Resorts Ltd. (a)	185,046	9,565,028
		260,614,743
Household Durables - 1.3%
Black & Decker Corp.	33,600	2,601,984
Blount International, Inc. (a)	338,500	4,434,350
Blyth, Inc.	69,000	2,132,100
D.R. Horton, Inc.	962,577	31,870,924
Fortune Brands, Inc.	242,200	17,944,598
Harman International Industries, Inc.	508,400	54,780,100
KB Home	27,100	2,289,679
Leggett & Platt, Inc.	311,500	8,753,150
LG Electronics, Inc.	115,080	6,615,972
Pulte Homes, Inc.	296,800	18,214,616

	Shares	Value
Sharp Corp.	316,000	$ 4,354,065
Toll Brothers, Inc. (a)	33,800	1,565,954
		155,557,492
Internet & Catalog Retail - 1.2%
Blue Nile, Inc.	105,916	3,567,251
eBay, Inc. (a)	1,220,800	112,240,352
IAC/InterActiveCorp (a)	984,067	21,669,155
		137,476,758
Leisure Equipment & Products - 0.0%
RC2 Corp. (a)	63,225	2,080,103
Media - 1.5%
Citadel Broadcasting Corp. (a)	100,500	1,288,410
E.W. Scripps Co. Class A	165,200	7,893,256
Fox Entertainment Group, Inc. Class A (a)	689,900	19,137,826
Getty Images, Inc. (a)	169,100	9,351,230
Lakes Entertainment, Inc. (a)	163,100	1,709,288
McGraw-Hill Companies, Inc.	8,900	709,241
News Corp. Ltd. ADR	53,800	1,768,406
Pixar (a)	503,153	39,698,772
SBS Broadcasting SA (a)	299,800	10,091,268
Sogecable SA (a)	55,800	2,248,329
The DIRECTV Group, Inc. (a)	692,100	12,174,039
Univision Communications, Inc. Class A (a)	360,500	11,395,405
Viacom, Inc. Class B (non-vtg.)	243,136	8,159,644
Vivendi Universal SA sponsored ADR (a)	188,400	4,847,532
Washington Post Co. Class B	25,000	23,000,000
XM Satellite Radio Holdings, Inc. Class A (a)	444,020	13,773,500
		167,246,146
Multiline Retail - 0.5%
99 Cents Only Stores (a)	1,156,466	16,456,511
JCPenney Co., Inc.	523,800	18,479,664
Neiman Marcus Group, Inc. Class A	157,900	9,079,250
Next PLC	276,200	8,172,972
		52,188,397
Specialty Retail - 2.6%
Advance Auto Parts, Inc. (a)	473,600	16,291,840
AnnTaylor Stores Corp. (a)	963,750	22,551,750
Bed Bath & Beyond, Inc. (a)	869,200	32,256,012
Best Buy Co., Inc.	33,400	1,811,616
Chico's FAS, Inc. (a)	857,200	29,316,240
Claire's Stores, Inc.	311,600	7,802,464
Dick's Sporting Goods, Inc. (a)	266,700	9,499,854
Guitar Center, Inc. (a)	161,300	6,984,290
Halfords Group PLC	943,366	4,991,525
Hennes & Mauritz AB (H&M) (B Shares)	90,350	2,489,306
Lowe's Companies, Inc.	92,600	5,032,810
Pacific Sunwear of California, Inc. (a)	1,166,172	24,547,921
PETCO Animal Supplies, Inc. (a)	620,600	20,268,796
PETsMART, Inc.	979,900	27,819,361
Regis Corp.	141,400	5,687,108
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sherwin-Williams Co.	45,700	$ 2,008,972
Signet Group PLC	2,348,926	4,873,545
Staples, Inc.	963,300	28,725,606
The Pep Boys - Manny, Moe & Jack	699,800	9,797,200
TJX Companies, Inc.	851,800	18,773,672
United Auto Group, Inc.	52,600	1,319,734
Urban Outfitters, Inc. (a)	551,900	18,985,360
		301,834,982
Textiles Apparel & Luxury Goods - 0.9%
Burberry Group PLC	3,022,995	20,404,872
Carter's, Inc.	76,000	2,104,440
Coach, Inc. (a)	1,290,024	54,722,818
Delta Woodside Industries, Inc. (a)	22,175	14,857
Fossil, Inc. (a)	220,000	6,806,800
Hartmarx Corp. (a)	80,200	595,084
NIKE, Inc. Class B	91,500	7,210,200
Puma AG	38,742	10,393,293
Quiksilver, Inc. (a)	165,000	4,194,300
		106,446,664
TOTAL CONSUMER DISCRETIONARY		1,256,200,822
CONSUMER STAPLES - 7.1%
Beverages - 0.2%
Anheuser-Busch Companies, Inc.	151,000	7,542,450
Cott Corp. (a)	288,200	8,428,437
MGP Ingredients, Inc.	85,900	852,128
PepsiCo, Inc.	210,810	10,255,907
		27,078,922
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	112,700	2,701,942
Sysco Corp.	2,381,700	71,260,464
Tesco PLC	2,821,690	14,584,956
The Pantry, Inc. (a)	202,900	5,106,993
United Natural Foods, Inc. (a)	328,652	8,742,143
Wal-Mart Stores, Inc.	176,400	9,384,480
Walgreen Co.	67,000	2,400,610
Whole Foods Market, Inc.	426,707	36,607,194
William Morrison Supermarkets PLC	7,065,450	24,645,676
		175,434,458
Food Products - 0.6%
Hershey Foods Corp.	460,700	21,519,297
Kellogg Co.	521,700	22,255,722
People's Food Holdings Ltd.	324,000	223,110
SunOpta, Inc. (a)	602,100	4,633,557
Wm. Wrigley Jr. Co.	275,400	17,435,574
		66,067,260

	Shares	Value
Household Products - 0.9%
Colgate-Palmolive Co.	2,188,900	$ 98,894,502
Personal Products - 3.9%
Avon Products, Inc.	7,912,456	345,616,067
Gillette Co.	2,577,800	107,597,372
		453,213,439
TOTAL CONSUMER STAPLES		820,688,581
ENERGY - 9.7%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	20,600	900,632
BJ Services Co.	360,600	18,899,046
Carbo Ceramics, Inc.	113,000	8,151,820
Noble Corp. (a)	102,400	4,602,880
Oil States International, Inc. (a)	123,600	2,311,320
Pason Systems, Inc.	26,300	647,625
Schlumberger Ltd. (NY Shares)	1,053,600	70,917,816
Smith International, Inc. (a)	456,575	27,727,800
Tenaris SA sponsored ADR	165,900	7,563,381
TETRA Technologies, Inc. (a)	21,200	658,260
Varco International, Inc. (a)	90,200	2,419,164
		144,799,744
Oil & Gas - 8.4%
Anadarko Petroleum Corp.	84,600	5,614,056
Apache Corp.	829,280	41,555,221
Ashland, Inc.	131,400	7,368,912
Blackrock Ventures, Inc. (a)	869,100	4,676,988
BP PLC sponsored ADR	1,709,132	98,326,364
Burlington Resources, Inc.	924,480	37,718,784
Cabot Oil & Gas Corp. Class A	93,900	4,216,110
Canadian Natural Resources Ltd.	43,400	1,737,032
Chesapeake Energy Corp.	1,336,000	21,148,880
ChevronTexaco Corp.	46,800	2,510,352
China Petroleum & Chemical Corp. sponsored ADR	524,740	21,540,577
Comstock Resources, Inc. (a)	89,600	1,874,432
ConocoPhillips	107,300	8,889,805
Denbury Resources, Inc. (a)	134,400	3,413,760
Devon Energy Corp.	33,600	2,385,936
EnCana Corp.	4,983,492	230,463,054
Encore Acquisition Co. (a)	336,500	11,609,250
ENI Spa sponsored ADR	66,200	7,434,260
EOG Resources, Inc.	142,500	9,383,625
Exxon Mobil Corp.	1,708,200	82,557,306
Forest Oil Corp. (a)	115,300	3,472,836
Houston Exploration Co. (a)	352,700	20,932,745
Magnum Hunter Resources, Inc. (a)	125,600	1,449,424
Marathon Oil Corp.	515,000	21,259,200
McMoRan Exploration Co. (a)	386,500	5,036,095
Murphy Oil Corp.	935,000	81,129,950
Noble Energy, Inc.	88,300	5,142,592
Norsk Hydro ASA sponsored ADR	33,900	2,482,836
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	373,100	$ 20,867,483
Patina Oil & Gas Corp.	286,300	8,465,891
PetroChina Co. Ltd. sponsored ADR	128,500	6,908,160
PetroKazakhstan, Inc. Class A	182,960	6,222,163
Pioneer Natural Resources Co.	281,050	9,690,604
Premcor, Inc. (a)	1,694,800	65,249,800
Quicksilver Resources, Inc. (a)	319,800	10,447,866
Range Resources Corp.	169,100	2,957,559
Talisman Energy, Inc.	256,610	6,668,708
Total SA sponsored ADR	534,200	54,579,214
Unocal Corp.	161,700	6,953,100
Valero Energy Corp.	64,600	5,181,566
XTO Energy, Inc.	668,025	21,697,452
		971,219,948
TOTAL ENERGY		1,116,019,692
FINANCIALS - 12.5%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	47,200	4,400,928
Investors Financial Services Corp.	40,301	1,818,784
Lehman Brothers Holdings, Inc.	196,000	15,625,120
Merrill Lynch & Co., Inc.	157,700	7,840,844
SEI Investments Co.	26,000	875,680
		30,561,356
Commercial Banks - 1.2%
BOK Financial Corp. (a)	30,310	1,352,129
East West Bancorp, Inc.	80,000	2,687,200
HSBC Holdings PLC sponsored ADR	152,100	12,137,580
M&T Bank Corp.	427,200	40,883,040
PrivateBancorp, Inc.	3,195	86,137
Royal Bank of Scotland Group PLC	231,395	6,692,017
SouthTrust Corp.	604,100	25,166,806
UCBH Holdings, Inc.	165,930	6,482,885
Wachovia Corp.	56,300	2,643,285
Wells Fargo & Co.	448,600	26,750,018
Westcorp	194,720	8,279,494
Wintrust Financial Corp.	105,700	6,054,496
		139,215,087
Consumer Finance - 1.0%
Capital One Financial Corp.	28,200	2,083,980
First Marblehead Corp.	92,200	4,278,080
MBNA Corp.	877,900	22,123,080
SLM Corp.	1,884,700	84,057,620
		112,542,760
Diversified Financial Services - 0.7%
Brascan Corp. Class A (ltd. vtg.)	310,700	9,389,333
CapitalSource, Inc.	44,400	991,896
Citigroup, Inc.	142,300	6,278,276

	Shares	Value
J.P. Morgan Chase & Co.	312,572	$ 12,418,486
KKR Financial Corp. (d)	564,000	5,781,000
Moody's Corp.	629,500	46,110,875
		80,969,866
Insurance - 7.8%
ACE Ltd.	487,300	19,521,238
AFLAC, Inc.	507,700	19,906,917
Allstate Corp.	953,100	45,739,269
American International Group, Inc.	2,018,114	137,211,571
Assurant, Inc.	288,300	7,495,800
Berkshire Hathaway, Inc. Class A (a)	3,772	326,843,800
Brit Insurance Holdings PLC	3,985,600	5,236,027
Brown & Brown, Inc.	53,500	2,444,950
Endurance Specialty Holdings Ltd.	548,300	17,627,845
Everest Re Group Ltd.	863,980	64,219,633
Great-West Lifeco, Inc.	67,000	2,700,178
HCC Insurance Holdings, Inc.	510,700	15,397,605
IPC Holdings Ltd.	160,300	6,093,003
Markel Corp. (a)	29,750	9,174,900
Mercury General Corp.	185,400	9,805,806
MetLife, Inc.	147,200	5,689,280
Montpelier Re Holdings Ltd.	1,449,200	53,156,656
PartnerRe Ltd.	379,100	20,732,979
Progressive Corp.	145,900	12,365,025
RenaissanceRe Holdings Ltd.	767,565	39,591,003
StanCorp Financial Group, Inc.	110,400	7,860,480
USI Holdings Corp. (a)	1,012,287	13,817,718
W.R. Berkley Corp.	401,050	16,908,268
White Mountains Insurance Group Ltd.	12,300	6,469,800
Willis Group Holdings Ltd.	828,700	30,993,380
		897,003,131
Real Estate - 0.2%
CB Richard Ellis Group, Inc. Class A	102,600	2,370,060
CBL & Associates Properties, Inc.	108,200	6,594,790
Equity Residential (SBI)	192,900	5,979,900
General Growth Properties, Inc.	78,900	2,445,900
The Rouse Co.	44,720	2,990,874
		20,381,524
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	596,078	23,479,512
Doral Financial Corp.	493,475	20,464,408
Golden West Financial Corp., Delaware	978,300	108,542,385
New York Community Bancorp, Inc.	295,290	6,065,257
		158,551,562
TOTAL FINANCIALS		1,439,225,286
HEALTH CARE - 13.1%
Biotechnology - 2.1%
Affymetrix, Inc. (a)	38,200	1,173,122
Biogen Idec, Inc. (a)	356,100	21,782,637
Celgene Corp. (a)	5,100	296,973
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dyax Corp. (a)	8,000	$ 61,120
Gen-Probe, Inc. (a)	465,600	18,563,472
Genentech, Inc. (a)	3,466,400	181,708,688
Idenix Pharmaceuticals, Inc.	27,600	441,600
Keryx Biopharmaceuticals, Inc. (a)	44,600	499,074
Martek Biosciences (a)	91,600	4,455,424
Millennium Pharmaceuticals, Inc. (a)	139,700	1,915,287
ONYX Pharmaceuticals, Inc. (a)	5,600	240,856
Pharmion Corp.	118,500	6,125,976
Seattle Genetics, Inc. (a)	712,300	4,679,811
		241,944,040
Health Care Equipment & Supplies - 5.3%
Advanced Medical Optics, Inc. (a)	275,100	10,885,707
Advanced Neuromodulation Systems, Inc. (a)	398,450	12,092,958
Alcon, Inc.	1,259,400	101,003,880
American Medical Systems Holdings, Inc. (a)	225,900	8,193,393
Becton, Dickinson & Co.	90,800	4,694,360
Bio-Rad Laboratories, Inc. Class A (a)	211,100	10,787,210
Biomet, Inc.	72,950	3,419,896
Boston Scientific Corp. (a)	347,800	13,818,094
C.R. Bard, Inc.	339,900	19,248,537
Cooper Companies, Inc.	153,260	10,505,973
Cytyc Corp. (a)	181,600	4,385,640
DENTSPLY International, Inc.	1,663,862	86,420,992
Epix Pharmaceuticals, Inc. (a)	218,800	4,225,028
Fisher Scientific International, Inc. (a)	353,347	20,610,731
Given Imaging Ltd. (a)	175,500	6,747,975
Hospira, Inc. (a)	79,100	2,420,460
IDEXX Laboratories, Inc. (a)	306,970	15,575,658
Integra LifeSciences Holdings Corp. (a)	262,200	8,419,242
Intuitive Surgical, Inc. (a)	125,500	3,106,125
Kensey Nash Corp. (a)	67,300	1,762,587
Kinetic Concepts, Inc.	125,400	6,589,770
Medtronic, Inc.	259,640	13,475,316
Nobel Biocare Holding AG (Switzerland)	44,934	6,992,460
Ocular Sciences, Inc. (a)	65,520	3,142,994
ResMed, Inc. (a)	38,700	1,842,507
Smith & Nephew PLC	7,367,703	68,298,606
St. Jude Medical, Inc. (a)	417,776	31,446,000
Stryker Corp.	611,900	29,420,152
Synthes, Inc.	162,877	17,791,472
Waters Corp. (a)	425,000	18,742,500
Zimmer Holdings, Inc. (a)	858,171	67,829,836
		613,896,059
Health Care Providers & Services - 2.9%
Aetna, Inc.	882,700	88,208,211
Anthem, Inc. (a)	79,500	6,936,375
Chemed Corp. New	33,800	1,884,012

	Shares	Value
eResearchTechnology, Inc. (a)	259,024	$ 3,452,790
Merge Technologies, Inc. (a)	350,000	6,041,000
Patterson Companies, Inc. (a)	1,804,002	138,114,393
PDI, Inc. (a)	9,500	256,405
Pediatrix Medical Group, Inc. (a)	17,500	959,875
UnitedHealth Group, Inc.	986,310	72,730,499
VCA Antech, Inc. (a)	231,000	4,765,530
WellPoint Health Networks, Inc. (a)	81,400	8,554,326
		331,903,416
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	388,400	15,974,892
Atherogenics, Inc. (a)	240,700	7,931,065
Connetics Corp. (a)	289,900	7,833,098
Cypress Bioscience, Inc. (a)	226,000	2,637,420
Elan Corp. PLC sponsored ADR (a)	516,500	12,086,100
First Horizon Pharmaceutical Corp. (a)	112,800	2,257,128
IVAX Corp. (a)	328,625	6,293,169
Johnson & Johnson	452,750	25,503,408
Kos Pharmaceuticals, Inc. (a)	217,900	7,759,419
Merck & Co., Inc.	448,200	14,790,600
MGI Pharma, Inc. (a)	195,400	5,215,226
Novartis AG sponsored ADR	528,900	24,683,763
Novo Nordisk AS Series B	1,319,274	72,315,564
Par Pharmaceutical Companies, Inc. (a)	13,100	470,683
Pfizer, Inc.	190,865	5,840,469
Roche Holding AG (participation certificate)	565,205	58,561,058
Schering-Plough Corp.	1,517,300	28,919,738
Teva Pharmaceutical Industries Ltd. sponsored ADR	770,100	19,984,095
		319,056,895
TOTAL HEALTH CARE		1,506,800,410
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	38,400	2,572,800
Lockheed Martin Corp.	1,953,035	108,940,292
Precision Castparts Corp.	230,886	13,864,704
SI International, Inc. (a)	118,300	2,591,953
		127,969,749
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	1,141,980	52,976,452
Dynamex, Inc. (a)	76,300	1,315,412
Expeditors International of Washington, Inc.	48,900	2,528,130
Ryder System, Inc.	146,300	6,881,952
United Parcel Service, Inc. Class B	708,400	53,781,728
		117,483,674
Airlines - 0.7%
ExpressJet Holdings, Inc. Class A (a)	131,021	1,311,520
JetBlue Airways Corp. (a)	1,108,643	23,192,812
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	1,621,551	$ 47,349,289
Southwest Airlines Co.	404,000	5,502,480
		77,356,101
Building Products - 0.2%
Lennox International, Inc.	212,500	3,174,750
Masco Corp.	660,200	22,796,706
Trex Co., Inc. (a)	45,200	2,001,456
		27,972,912
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	44,272	3,248,237
Aramark Corp. Class B	1,083,250	26,149,655
Copart, Inc. (a)	112,100	2,122,053
Corporate Executive Board Co.	23,800	1,457,512
Educate, Inc. (a)	220,800	2,603,232
Education Management Corp. (a)	59,300	1,579,752
Laureate Education, Inc. (a)	23,500	874,670
R.R. Donnelley & Sons Co.	316,100	9,900,252
Resources Connection, Inc. (a)	182,300	6,887,294
Robert Half International, Inc.	362,700	9,346,779
Strayer Education, Inc.	162,999	18,746,515
		82,915,951
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	194,620	7,452,000
Perini Corp. (a)	110,200	1,571,452
Washington Group International, Inc. (a)	43,900	1,519,818
		10,543,270
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	599,100	35,346,900
Roper Industries, Inc.	215,800	12,399,868
Ultralife Batteries, Inc. (a)	306,920	3,121,376
		50,868,144
Industrial Conglomerates - 3.2%
3M Co.	4,049,420	323,832,117
Carlisle Companies, Inc.	55,700	3,560,901
Hutchison Whampoa Ltd.	1,823,000	14,261,915
Siemens AG sponsored ADR	128,300	9,455,710
Tyco International Ltd.	533,500	16,357,110
		367,467,753
Machinery - 2.5%
AGCO Corp. (a)	112,800	2,551,536
Briggs & Stratton Corp.	75,500	6,130,600
Cummins, Inc.	189,300	13,987,377
Danaher Corp.	2,687,660	137,823,205
Deere & Co.	56,500	3,647,075
Eaton Corp.	33,800	2,143,258
ESCO Technologies, Inc. (a)	45,100	3,055,976
IDEX Corp.	124,500	4,228,020
Illinois Tool Works, Inc.	62,300	5,804,491
Ingersoll-Rand Co. Ltd. Class A	72,400	4,921,028

	Shares	Value
ITT Industries, Inc.	28,000	$ 2,239,720
Joy Global, Inc.	376,200	12,933,756
Oshkosh Truck Co.	78,000	4,450,680
PACCAR, Inc.	987,244	68,238,305
SPX Corp.	11,400	403,560
Volvo AB ADR	385,300	13,574,119
		286,132,706
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	405,500	15,534,705
Canadian National Railway Co.	256,600	12,572,231
Heartland Express, Inc.	533,319	9,839,736
Knight Transportation, Inc. (a)	239,932	5,139,343
Laidlaw International, Inc. (a)	96,600	1,589,070
Landstar System, Inc. (a)	280,512	16,460,444
Norfolk Southern Corp.	135,100	4,017,874
		65,153,403
Trading Companies & Distributors - 0.2%
Fastenal Co.	209,912	12,090,931
MSC Industrial Direct Co., Inc. Class A	387,900	13,219,632
		25,310,563
TOTAL INDUSTRIALS		1,239,174,226
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.4%
Adtran, Inc.	68,300	1,549,044
Carrier Access Corp. (a)	34,100	236,995
Comverse Technology, Inc. (a)	112,300	2,114,609
Ditech Communications Corp. (a)	477,400	10,688,986
Harris Corp.	491,400	26,997,516
Juniper Networks, Inc. (a)	394,905	9,319,758
Motorola, Inc.	1,002,065	18,077,253
Plantronics, Inc.	67,300	2,910,052
QUALCOMM, Inc.	2,399,800	93,688,192
Research in Motion Ltd. (a)	928,400	70,887,304
Scientific-Atlanta, Inc.	279,300	7,239,456
Telefonaktiebolaget LM Ericsson ADR (a)	1,192,009	37,238,361
		280,947,526
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	388,000	15,035,000
Dell, Inc. (a)	952,500	33,909,000
Synaptics, Inc. (a)	347,569	7,006,991
		55,950,991
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A (a)	354,800	12,155,448
Cogent, Inc.	336,850	6,137,407
Dionex Corp. (a)	5,400	295,380
FARO Technologies, Inc. (a)	65,532	1,332,921
Flir Systems, Inc. (a)	811,500	47,472,750
LoJack Corp. (a)	14,500	162,400
Molex, Inc.	39,500	1,177,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	238,957	$ 7,233,228
Symbol Technologies, Inc.	255,100	3,224,464
		79,191,888
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	1,289,083	18,111,616
Google, Inc. Class A	285,343	36,980,453
Greenfield Online, Inc.	55,100	1,119,081
iVillage, Inc. (a)	189,800	1,138,800
Websense, Inc. (a)	146,442	6,102,238
Yahoo!, Inc. (a)	6,018,696	204,093,981
		267,546,169
IT Services - 2.0%
Accenture Ltd. Class A (a)	67,400	1,823,170
Alliance Data Systems Corp. (a)	995,100	40,361,256
Anteon International Corp. (a)	554,200	20,311,430
Cognizant Technology Solutions Corp. Class A (a)	1,508,896	46,036,417
First Data Corp.	494,900	21,528,150
Global Payments, Inc.	13,900	744,345
Infosys Technologies Ltd. sponsored ADR	958,900	54,273,740
Iron Mountain, Inc. (a)	484,500	16,400,325
SRA International, Inc. Class A (a)	444,300	22,908,108
		224,386,941
Office Electronics - 0.1%
Canon, Inc.	91,500	4,315,140
Zebra Technologies Corp. Class A (a)	166,170	10,138,032
		14,453,172
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	1,742,600	67,578,028
ATI Technologies, Inc. (a)	328,100	5,039,491
Cree, Inc. (a)	379,100	11,573,923
International Rectifier Corp. (a)	969,100	33,240,130
Linear Technology Corp.	168,400	6,102,816
Marvell Technology Group Ltd. (a)	4,089,600	106,861,248
Samsung Electronics Co. Ltd.	356,310	141,719,401
Silicon Image, Inc. (a)	186,500	2,357,360
Silicon Laboratories, Inc. (a)	1,177,246	38,955,070
Tessera Technologies, Inc.	45,000	994,500
Tundra Semiconductor Corp. Ltd. (d)	14,200	159,810
Volterra Semiconductor Corp.	138,800	1,725,284
		416,307,061
Software - 1.4%
Activision, Inc. (a)	313,282	4,345,221
Adobe Systems, Inc.	415,389	20,549,294
Altiris, Inc. (a)	761,839	24,112,204
Autodesk, Inc.	386,900	18,814,947
Electronic Arts, Inc. (a)	112,200	5,160,078
JAMDAT Mobile, Inc.	10,500	242,235
Kronos, Inc. (a)	156,892	6,948,747

	Shares	Value
Macrovision Corp. (a)	32,400	$ 780,192
Magma Design Automation, Inc. (a)	123,011	1,855,006
Microsoft Corp.	184,600	5,104,190
NAVTEQ Corp.	319,100	11,372,724
NCsoft Corp. (a)	26,410	2,171,972
Quality Systems, Inc. (a)	26,391	1,333,009
Red Hat, Inc. (a)	179,167	2,193,004
SAP AG sponsored ADR	56,100	2,185,095
Sonic Solutions, Inc. (a)	512,799	8,368,880
Symantec Corp. (a)	722,103	39,629,013
Take-Two Interactive Software, Inc. (a)	100,000	3,285,000
THQ, Inc. (a)	7,800	151,788
		158,602,599
TOTAL INFORMATION TECHNOLOGY		1,497,386,347
MATERIALS - 6.4%
Chemicals - 0.9%
Dow Chemical Co.	45,200	2,042,136
Ecolab, Inc.	1,696,800	53,347,392
Headwaters, Inc. (a)	73,000	2,252,780
Methanex Corp.	378,200	5,665,132
NOVA Chemicals Corp.	146,600	5,665,319
Potash Corp. of Saskatchewan	471,200	30,249,416
The Scotts Co. Class A (a)	31,200	2,001,480
Westlake Chemical Corp.	56,400	1,257,720
		102,481,375
Construction Materials - 0.1%
Eagle Materials, Inc.	101,700	7,251,210
Lafarge North America, Inc.	45,100	2,114,739
Rinker Group Ltd.	381,402	2,395,718
Texas Industries, Inc.	29,700	1,527,768
		13,289,435
Containers & Packaging - 0.0%
Ball Corp.	124,196	4,648,656
Peak International Ltd. (a)	200,000	1,040,000
		5,688,656
Metals & Mining - 5.3%
Aber Diamond Corp. (a)	395,350	13,648,858
Anglo American PLC ADR	1,015,472	24,625,196
Apex Silver Mines Ltd. (a)	550,100	11,937,170
BHP Billiton Ltd. sponsored ADR	504,300	10,464,225
Carpenter Technology Corp.	87,000	4,153,380
Companhia Vale do Rio Doce sponsored ADR	638,100	14,338,107
Compania de Minas Buenaventura SA sponsored ADR	1,412,200	33,539,750
Compass Minerals International, Inc.	189,700	4,211,340
Dofasco, Inc.	135,300	4,568,084
Eldorado Gold Corp. (a)	1,659,700	5,379,967
First Quantum Minerals Ltd. (a)	324,600	4,296,271
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	1,202,934	$ 48,718,827
Gabriel Resources Ltd. (a)	2,171,800	3,304,820
Gerdau SA sponsored ADR	37,500	613,125
Glamis Gold Ltd. (a)	1,914,600	35,507,541
Goldcorp, Inc.	4,183,466	58,023,107
Inco Ltd. (a)	67,800	2,654,504
International Steel Group, Inc.	190,900	6,433,330
IPSCO, Inc.	554,000	15,486,095
Ispat International NV (a)	66,900	1,940,100
Ivanhoe Mines Ltd. (a)	734,200	4,131,421
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	198,450	119,534
Meridian Gold, Inc. (a)	157,700	2,624,688
Newcrest Mining Ltd.	791,800	8,754,174
Newmont Mining Corp.	2,810,351	127,955,281
Novagold Resources, Inc. (a)	778,300	4,910,060
Nucor Corp.	344,300	31,458,691
Peabody Energy Corp.	208,500	12,405,750
Phelps Dodge Corp.	77,900	7,169,137
Placer Dome, Inc.	748,800	14,955,229
POSCO sponsored ADR	373,700	14,144,545
Rio Tinto PLC (Reg.)	2,045,069	55,549,187
Southern African Resources PLC (a)	8,504,759	4,893,008
Southern Platinum Corp. (a)	244,600	401,286
SouthernEra Diamonds, Inc. Class A (a)	558,200	331,801
Steel Dynamics, Inc.	114,312	4,414,729
United States Steel Corp.	67,700	2,546,874
Xstrata PLC	339,500	5,589,010
		606,198,202
Paper & Forest Products - 0.1%
Canfor Corp. (a)	90,000	1,137,706
MeadWestvaco Corp.	45,100	1,438,690
Sappi Ltd.	601,777	8,528,771
		11,105,167
TOTAL MATERIALS		738,762,835
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.0%
PT Indosat Tbk	3,790,000	1,750,498
PT Indosat Tbk sponsored ADR	126,600	3,038,400
PT Telkomunikasi Indonesia Tbk sponsored ADR	54,600	965,874
		5,754,772
Wireless Telecommunication Services - 4.0%
Alamosa Holdings, Inc. (a)	176,600	1,349,224
America Movil SA de CV sponsored ADR	1,895,000	73,961,850
KDDI Corp.	1,548	7,527,198
Mobile TeleSystems OJSC sponsored ADR	141,900	20,574,081

	Shares	Value
MTN Group Ltd.	447,300	$ 2,135,312
Nextel Communications, Inc. Class A (a)	5,194,100	123,827,344
Nextel Partners, Inc. Class A (a)	2,508,400	41,589,272
NII Holdings, Inc. (a)	896,953	36,963,433
Telesystem International Wireless, Inc. (a)	1,197,700	11,438,308
Vimpel Communications sponsored ADR (a)	605,200	65,845,760
Vodafone Group PLC sponsored ADR	2,721,300	65,610,543
Western Wireless Corp. Class A (a)	299,500	7,700,145
		458,522,470
TOTAL TELECOMMUNICATION SERVICES		464,277,242
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	176,300	10,685,543
Exelon Corp.	300,800	11,036,352
FirstEnergy Corp.	147,100	6,042,868
PG&E Corp. (a)	484,500	14,728,800
TXU Corp.	33,800	1,619,696
		44,113,259
Gas Utilities - 0.0%
Southern Union Co. (a)	76,545	1,569,173
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	555,000	5,544,450
Dominion Resources, Inc.	73,800	4,815,450
Duke Energy Corp.	202,900	4,644,381
NRG Energy, Inc. (a)	167,100	4,501,674
Sempra Energy	31,300	1,132,747
		20,638,702
TOTAL UTILITIES		66,321,134
TOTAL COMMON STOCKS (Cost $7,327,216,388)		10,144,856,575
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Xerox Capital Trust II 7.50% (d)	197,600	15,244,050
UTILITIES - 0.2%
Electric Utilities - 0.2%
TXU Corp. 8.75% (a)	348,200	18,215,387
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,343,412)		33,459,437
Convertible Bonds - 0.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 3.375% 10/15/33	$ 11,960,000	$ 15,096,151
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	3,140,000	4,693,986
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	2,280,000	2,285,700
TOTAL CONVERTIBLE BONDS (Cost $20,379,543)		22,075,837
U.S. Treasury Obligations - 1.6%

U.S. Treasury Bills, yield at date of purchase 1.34% 10/14/04	500,000	499,736
U.S. Treasury Notes:
4.25% 8/15/13	67,975,000	68,991,974
4.25% 11/15/13	55,850,000	56,569,962
4.75% 5/15/14	62,700,000	65,815,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,839,242)		191,877,110
Money Market Funds - 11.9%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	1,146,168,819	1,146,168,819
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	226,792,278	226,792,278
TOTAL MONEY MARKET FUNDS (Cost $1,372,961,097)		1,372,961,097
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $8,931,739,682)	11,765,230,056
NET OTHER ASSETS - (2.0)%	(233,801,329)
NET ASSETS - 100%	$ 11,531,428,727
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,184,860 or 0.2% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $8,950,267,943. Net unrealized appreciation aggregated $2,814,962,113, of which $2,968,116,419 related to appreciated investment securities and $153,154,306 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2004

1.808790.100

VIPIDX-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	19,154	$ 386,336
Dana Corp.	38,229	676,271
Delphi Corp.	143,672	1,334,713
Goodyear Tire & Rubber Co. (a)	44,889	482,108
Johnson Controls, Inc.	48,706	2,766,988
Visteon Corp.	33,172	265,044
		5,911,460
Automobiles - 0.7%
Ford Motor Co.	468,447	6,581,680
General Motors Corp.	144,582	6,141,843
Harley-Davidson, Inc.	75,544	4,490,335
		17,213,858
Distributors - 0.1%
Genuine Parts Co.	44,800	1,719,424
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	162,073	7,664,432
Darden Restaurants, Inc.	40,398	942,081
Harrah's Entertainment, Inc.	28,656	1,518,195
Hilton Hotels Corp.	98,550	1,856,682
International Game Technology	88,230	3,171,869
Marriott International, Inc. Class A	58,599	3,044,804
McDonald's Corp.	321,614	9,014,840
Starbucks Corp. (a)	101,755	4,625,782
Starwood Hotels & Resorts Worldwide, Inc. unit	53,294	2,473,907
Wendy's International, Inc.	29,077	976,987
Yum! Brands, Inc.	74,389	3,024,657
		38,314,236
Household Durables - 0.5%
Black & Decker Corp.	20,518	1,588,914
Centex Corp.	31,638	1,596,453
Fortune Brands, Inc.	36,875	2,732,069
KB Home	11,855	1,001,629
Leggett & Platt, Inc.	49,072	1,378,923
Maytag Corp.	20,206	371,184
Newell Rubbermaid, Inc.	70,378	1,410,375
Pulte Homes, Inc.	32,493	1,994,095
Snap-On, Inc.	14,800	407,888
The Stanley Works	20,968	891,769
Whirlpool Corp.	16,996	1,021,290
		14,394,589
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	169,230	15,559,006
Leisure Equipment & Products - 0.2%
Brunswick Corp.	24,469	1,119,701
Eastman Kodak Co.	73,375	2,364,143

	Shares	Value
Hasbro, Inc.	45,275	$ 851,170
Mattel, Inc.	106,016	1,922,070
		6,257,084
Media - 3.4%
Clear Channel Communications, Inc.	151,054	4,708,353
Comcast Corp. Class A (a)	572,145	16,157,375
Dow Jones & Co., Inc.	20,959	851,145
Gannett Co., Inc.	68,129	5,706,485
Interpublic Group of Companies, Inc. (a)	108,071	1,144,472
Knight-Ridder, Inc.	19,822	1,297,350
McGraw-Hill Companies, Inc.	48,643	3,876,361
Meredith Corp.	12,863	660,901
Omnicom Group, Inc.	47,939	3,502,423
The New York Times Co. Class A	37,589	1,469,730
Time Warner, Inc. (a)	1,170,603	18,893,532
Tribune Co.	81,484	3,353,067
Univision Communications, Inc. Class A (a)	82,580	2,610,354
Viacom, Inc. Class B (non-vtg.)	444,150	14,905,674
Walt Disney Co.	525,998	11,861,255
		90,998,477
Multiline Retail - 1.1%
Big Lots, Inc. (a)	29,492	360,687
Dillard's, Inc. Class A	21,381	422,061
Dollar General Corp.	84,074	1,694,091
Family Dollar Stores, Inc.	43,082	1,167,522
Federated Department Stores, Inc.	46,033	2,091,279
JCPenney Co., Inc.	73,780	2,602,958
Kohl's Corp. (a)	87,474	4,215,372
Nordstrom, Inc.	35,950	1,374,728
Sears, Roebuck & Co.	54,279	2,163,018
Target Corp.	231,264	10,464,696
The May Department Stores Co.	74,611	1,912,280
		28,468,692
Specialty Retail - 2.4%
AutoNation, Inc. (a)	68,253	1,165,761
AutoZone, Inc. (a)	21,285	1,644,266
Bed Bath & Beyond, Inc. (a)	76,951	2,855,652
Best Buy Co., Inc.	83,204	4,512,985
Boise Cascade Corp.	22,539	750,098
Circuit City Stores, Inc.	50,891	780,668
Gap, Inc.	231,373	4,326,675
Home Depot, Inc.	562,060	22,032,752
Limited Brands, Inc.	120,986	2,696,778
Lowe's Companies, Inc.	199,596	10,848,043
Office Depot, Inc. (a)	80,202	1,205,436
RadioShack Corp.	40,874	1,170,631
Sherwin-Williams Co.	36,447	1,602,210
Staples, Inc.	127,384	3,798,591
Tiffany & Co., Inc.	37,409	1,149,953
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	125,126	$ 2,757,777
Toys 'R' Us, Inc. (a)	54,779	971,779
		64,270,055
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	48,178	2,043,711
Jones Apparel Group, Inc.	31,927	1,142,987
Liz Claiborne, Inc.	27,578	1,040,242
NIKE, Inc. Class B	67,424	5,313,011
Reebok International Ltd.	15,142	556,014
VF Corp.	28,227	1,395,825
		11,491,790
TOTAL CONSUMER DISCRETIONARY		294,598,671
CONSUMER STAPLES - 10.6%
Beverages - 2.3%
Adolph Coors Co. Class B	9,570	649,994
Anheuser-Busch Companies, Inc.	205,065	10,242,997
Brown-Forman Corp. Class B (non-vtg.)	31,094	1,424,105
Coca-Cola Enterprises, Inc.	120,071	2,269,342
Pepsi Bottling Group, Inc.	65,116	1,767,899
PepsiCo, Inc.	433,690	21,099,019
The Coca-Cola Co.	621,159	24,877,418
		62,330,774
Food & Staples Retailing - 3.3%
Albertsons, Inc.	94,161	2,253,273
Costco Wholesale Corp.	118,065	4,906,781
CVS Corp.	102,251	4,307,835
Kroger Co. (a)	189,219	2,936,679
Safeway, Inc. (a)	114,412	2,209,296
SUPERVALU, Inc.	34,809	958,988
Sysco Corp.	163,700	4,897,904
Wal-Mart Stores, Inc.	1,086,134	57,782,329
Walgreen Co.	262,292	9,397,922
Winn-Dixie Stores, Inc. (a)	36,364	112,365
		89,763,372
Food Products - 1.3%
Archer-Daniels-Midland Co.	166,647	2,829,666
Campbell Soup Co.	105,090	2,762,816
ConAgra Foods, Inc.	135,280	3,478,049
General Mills, Inc.	97,333	4,370,252
H.J. Heinz Co.	89,463	3,222,457
Hershey Foods Corp.	63,044	2,944,785
Kellogg Co.	105,839	4,515,092
McCormick & Co., Inc. (non-vtg.)	35,093	1,205,094
Sara Lee Corp.	203,084	4,642,500
Wm. Wrigley Jr. Co.	57,540	3,642,857
		33,613,568
Household Products - 2.0%
Clorox Co.	54,541	2,907,035

	Shares	Value
Colgate-Palmolive Co.	135,957	$ 6,142,537
Kimberly-Clark Corp.	126,601	8,177,159
Procter & Gamble Co.	650,835	35,223,190
		52,449,921
Personal Products - 0.6%
Alberto-Culver Co.	23,219	1,009,562
Avon Products, Inc.	121,059	5,287,857
Gillette Co.	256,484	10,705,642
		17,003,061
Tobacco - 1.1%
Altria Group, Inc.	525,280	24,709,171
Reynolds American, Inc.	37,890	2,578,036
UST, Inc.	42,299	1,702,958
		28,990,165
TOTAL CONSUMER STAPLES		284,150,861
ENERGY - 7.3%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	85,443	3,735,568
BJ Services Co.	41,348	2,167,049
Halliburton Co.	113,036	3,808,183
Nabors Industries Ltd. (a)	38,085	1,803,325
Noble Corp. (a)	34,279	1,540,841
Rowan Companies, Inc. (a)	27,343	721,855
Schlumberger Ltd. (NY Shares)	151,175	10,175,589
Transocean, Inc. (a)	82,139	2,938,933
		26,891,343
Oil & Gas - 6.3%
Amerada Hess Corp.	23,334	2,076,726
Anadarko Petroleum Corp.	64,058	4,250,889
Apache Corp.	83,460	4,182,181
Ashland, Inc.	18,194	1,020,320
Burlington Resources, Inc.	101,063	4,123,370
ChevronTexaco Corp.	545,343	29,252,199
ConocoPhillips	176,328	14,608,775
Devon Energy Corp.	61,890	4,394,809
El Paso Corp.	164,106	1,508,134
EOG Resources, Inc.	30,171	1,986,760
Exxon Mobil Corp.	1,665,487	80,492,987
Kerr-McGee Corp.	38,657	2,213,113
Kinder Morgan, Inc.	31,627	1,986,808
Marathon Oil Corp.	88,596	3,657,243
Occidental Petroleum Corp.	100,279	5,608,604
Sunoco, Inc.	19,286	1,426,778
Unocal Corp.	67,778	2,914,454
Valero Energy Corp.	32,730	2,625,273
Williams Companies, Inc.	133,734	1,618,181
		169,947,604
TOTAL ENERGY		196,838,947
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.5%
Capital Markets - 2.7%
Bank of New York Co., Inc.	199,184	$ 5,810,197
Bear Stearns Companies, Inc.	26,387	2,537,638
Charles Schwab Corp.	349,837	3,215,002
E*TRADE Financial Corp. (a)	95,563	1,091,329
Federated Investors, Inc. Class B (non-vtg.)	27,753	789,295
Franklin Resources, Inc.	63,845	3,559,997
Goldman Sachs Group, Inc.	124,409	11,599,895
Janus Capital Group, Inc.	61,280	834,021
Lehman Brothers Holdings, Inc.	69,465	5,537,750
Mellon Financial Corp.	108,550	3,005,750
Merrill Lynch & Co., Inc.	240,513	11,958,306
Morgan Stanley	281,210	13,863,653
Northern Trust Corp.	56,276	2,296,061
State Street Corp.	86,086	3,676,733
T. Rowe Price Group, Inc.	32,579	1,659,574
		71,435,201
Commercial Banks - 6.0%
AmSouth Bancorp.	90,560	2,209,664
Bank of America Corp.	1,041,357	45,121,999
BB&T Corp.	141,941	5,633,638
Comerica, Inc.	43,880	2,604,278
Fifth Third Bancorp	145,911	7,181,739
First Horizon National Corp.	31,616	1,370,870
Huntington Bancshares, Inc.	58,802	1,464,758
KeyCorp	104,148	3,291,077
M&T Bank Corp.	29,974	2,868,512
Marshall & Ilsley Corp.	57,049	2,299,075
National City Corp.	169,670	6,552,655
North Fork Bancorp, Inc., New York	79,880	3,550,666
PNC Financial Services Group, Inc.	72,288	3,910,781
Regions Financial Corp. New	118,299	3,910,965
SouthTrust Corp.	85,214	3,550,015
SunTrust Banks, Inc.	91,718	6,457,864
Synovus Financial Corp.	79,211	2,071,368
U.S. Bancorp, Delaware	481,119	13,904,339
Wachovia Corp.	335,219	15,738,532
Wells Fargo & Co.	432,316	25,779,003
Zions Bancorp	22,917	1,398,854
		160,870,652
Consumer Finance - 1.3%
American Express Co.	324,572	16,702,475
Capital One Financial Corp.	61,829	4,569,163
MBNA Corp.	327,099	8,242,895
Providian Financial Corp.	74,935	1,164,490
SLM Corp.	111,614	4,977,984
		35,657,007
Diversified Financial Services - 3.7%
Citigroup, Inc.	1,326,207	58,512,253
J.P. Morgan Chase & Co.	911,918	36,230,502

	Shares	Value
Moody's Corp.	37,890	$ 2,775,443
Principal Financial Group, Inc.	80,237	2,886,125
		100,404,323
Insurance - 4.5%
ACE Ltd.	72,712	2,912,843
AFLAC, Inc.	129,837	5,090,909
Allstate Corp.	177,413	8,514,050
AMBAC Financial Group, Inc.	27,766	2,219,892
American International Group, Inc.	667,012	45,350,146
Aon Corp.	80,860	2,323,916
Cincinnati Financial Corp.	43,089	1,776,129
Hartford Financial Services Group, Inc.	75,059	4,648,404
Jefferson-Pilot Corp.	34,938	1,735,021
Lincoln National Corp.	45,055	2,117,585
Loews Corp.	47,487	2,777,990
Marsh & McLennan Companies, Inc.	133,286	6,099,167
MBIA, Inc.	36,674	2,134,794
MetLife, Inc.	192,045	7,422,539
Progressive Corp.	55,565	4,709,134
Prudential Financial, Inc.	132,870	6,250,205
SAFECO Corp.	32,231	1,471,345
St. Paul Travelers Companies, Inc.	171,213	5,660,302
The Chubb Corp.	48,899	3,436,622
Torchmark Corp.	28,076	1,493,082
UnumProvident Corp.	75,884	1,190,620
XL Capital Ltd. Class A	35,427	2,621,244
		121,955,939
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	24,231	842,754
Equity Office Properties Trust	103,151	2,810,865
Equity Residential (SBI)	71,856	2,227,536
Plum Creek Timber Co., Inc.	46,933	1,644,063
ProLogis	46,546	1,640,281
Simon Property Group, Inc.	53,288	2,857,835
		12,023,334
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	144,160	5,678,462
Fannie Mae	247,795	15,710,203
Freddie Mac	175,880	11,474,411
Golden West Financial Corp., Delaware	39,113	4,339,587
MGIC Investment Corp.	25,222	1,678,524
Sovereign Bancorp, Inc.	87,878	1,917,498
Washington Mutual, Inc.	223,383	8,729,808
		49,528,493
TOTAL FINANCIALS		551,874,949
HEALTH CARE - 13.0%
Biotechnology - 1.3%
Amgen, Inc. (a)	324,115	18,370,838
Applera Corp. - Applied Biosystems Group	51,672	975,051
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	86,633	$ 5,299,341
Chiron Corp. (a)	48,059	2,124,208
Genzyme Corp. - General Division (a)	58,368	3,175,803
Gilead Sciences, Inc. (a)	110,230	4,120,397
MedImmune, Inc. (a)	63,811	1,512,321
		35,577,959
Health Care Equipment & Supplies - 2.4%
Bausch & Lomb, Inc.	13,617	904,850
Baxter International, Inc.	157,394	5,061,791
Becton, Dickinson & Co.	64,143	3,316,193
Biomet, Inc.	65,030	3,048,606
Boston Scientific Corp. (a)	215,604	8,565,947
C.R. Bard, Inc.	26,836	1,519,723
Fisher Scientific International, Inc. (a)	29,424	1,716,302
Guidant Corp.	80,536	5,318,597
Hospira, Inc. (a)	39,951	1,222,501
Medtronic, Inc.	309,625	16,069,538
Millipore Corp. (a)	12,694	607,408
PerkinElmer, Inc.	32,802	564,850
St. Jude Medical, Inc. (a)	45,314	3,410,785
Stryker Corp.	102,725	4,939,018
Thermo Electron Corp. (a)	41,803	1,129,517
Waters Corp. (a)	30,268	1,334,819
Zimmer Holdings, Inc. (a)	62,735	4,958,574
		63,689,019
Health Care Providers & Services - 2.0%
Aetna, Inc.	39,315	3,928,748
AmerisourceBergen Corp.	28,786	1,546,096
Anthem, Inc. (a)	35,742	3,118,490
Cardinal Health, Inc.	110,186	4,822,841
Caremark Rx, Inc. (a)	119,299	3,825,919
CIGNA Corp.	35,208	2,451,533
Express Scripts, Inc. (a)	19,864	1,297,914
HCA, Inc.	123,567	4,714,081
Health Management Associates, Inc. Class A	62,314	1,273,075
Humana, Inc. (a)	40,805	815,284
IMS Health, Inc.	59,871	1,432,114
Manor Care, Inc.	22,389	670,774
McKesson Corp.	75,163	1,927,931
Medco Health Solutions, Inc. (a)	69,663	2,152,587
Quest Diagnostics, Inc.	26,084	2,301,130
Tenet Healthcare Corp. (a)	119,336	1,287,635
UnitedHealth Group, Inc.	170,171	12,548,410
WellPoint Health Networks, Inc. (a)	40,209	4,225,564
		54,340,126
Pharmaceuticals - 7.3%
Abbott Laboratories	399,675	16,930,233
Allergan, Inc.	33,723	2,446,604

	Shares	Value
Bristol-Myers Squibb Co.	497,990	$ 11,787,423
Eli Lilly & Co.	289,440	17,380,872
Forest Laboratories, Inc. (a)	94,795	4,263,879
Johnson & Johnson	759,871	42,803,533
King Pharmaceuticals, Inc. (a)	61,842	738,393
Merck & Co., Inc.	568,015	18,744,495
Mylan Laboratories, Inc.	68,799	1,238,382
Pfizer, Inc.	1,933,088	59,152,493
Schering-Plough Corp.	376,946	7,184,591
Watson Pharmaceuticals, Inc. (a)	28,021	825,499
Wyeth	341,470	12,770,978
		196,267,375
TOTAL HEALTH CARE		349,874,479
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
General Dynamics Corp.	51,181	5,225,580
Goodrich Corp.	30,397	953,250
Honeywell International, Inc.	220,060	7,891,352
Lockheed Martin Corp.	113,896	6,353,119
Northrop Grumman Corp.	91,784	4,894,841
Raytheon Co.	115,484	4,386,082
Rockwell Collins, Inc.	45,323	1,683,296
The Boeing Co.	214,905	11,093,396
United Technologies Corp.	130,983	12,231,193
		54,712,109
Air Freight & Logistics - 1.1%
FedEx Corp.	76,906	6,590,075
Ryder System, Inc.	16,485	775,454
United Parcel Service, Inc. Class B	287,854	21,853,876
		29,219,405
Airlines - 0.1%
Delta Air Lines, Inc. (a)	32,157	105,797
Southwest Airlines Co.	202,296	2,755,272
		2,861,069
Building Products - 0.2%
American Standard Companies, Inc. (a)	54,765	2,130,906
Masco Corp.	110,924	3,830,206
		5,961,112
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	81,463	720,948
Apollo Group, Inc. Class A (a)	49,378	3,622,864
Avery Dennison Corp.	28,279	1,860,193
Cendant Corp.	270,270	5,837,832
Cintas Corp.	43,826	1,842,445
Deluxe Corp.	12,809	525,425
Equifax, Inc.	34,876	919,331
H&R Block, Inc.	42,213	2,086,166
Monster Worldwide, Inc. (a)	30,364	748,169
Pitney Bowes, Inc.	59,171	2,609,441
R.R. Donnelley & Sons Co.	56,092	1,756,801
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	44,112	$ 1,136,766
Waste Management, Inc.	148,453	4,058,705
		27,725,086
Construction & Engineering - 0.0%
Fluor Corp.	21,359	950,903
Electrical Equipment - 0.4%
American Power Conversion Corp.	51,302	892,142
Cooper Industries Ltd. Class A	24,241	1,430,219
Emerson Electric Co.	107,561	6,656,950
Power-One, Inc. (a)	21,466	139,100
Rockwell Automation, Inc.	47,191	1,826,292
		10,944,703
Industrial Conglomerates - 4.6%
3M Co.	200,381	16,024,469
General Electric Co.	2,703,035	90,767,910
Textron, Inc.	35,482	2,280,428
Tyco International Ltd.	514,274	15,767,641
		124,840,448
Machinery - 1.5%
Caterpillar, Inc.	87,743	7,058,924
Crane Co.	15,105	436,837
Cummins, Inc.	11,341	837,986
Danaher Corp.	78,920	4,047,018
Deere & Co.	63,530	4,100,862
Dover Corp.	52,054	2,023,339
Eaton Corp.	38,786	2,459,420
Illinois Tool Works, Inc.	77,382	7,209,681
Ingersoll-Rand Co. Ltd. Class A	44,371	3,015,897
ITT Industries, Inc.	23,624	1,889,684
Navistar International Corp. (a)	17,873	664,697
PACCAR, Inc.	44,434	3,071,278
Pall Corp.	32,027	784,021
Parker Hannifin Corp.	30,579	1,799,880
		39,399,524
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	95,337	3,652,360
CSX Corp.	54,994	1,825,801
Norfolk Southern Corp.	100,789	2,997,465
Union Pacific Corp.	66,364	3,888,930
		12,364,556
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	23,301	1,343,303
TOTAL INDUSTRIALS		310,322,218
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	207,088	374,829
Andrew Corp. (a)	41,166	503,872

	Shares	Value
Avaya, Inc. (a)	115,882	$ 1,615,395
CIENA Corp. (a)	145,714	288,514
Cisco Systems, Inc. (a)	1,731,021	31,331,480
Comverse Technology, Inc. (a)	50,085	943,101
Corning, Inc. (a)	356,787	3,953,200
JDS Uniphase Corp. (a)	368,697	1,242,509
Lucent Technologies, Inc. (a)	1,103,278	3,497,391
Motorola, Inc.	604,838	10,911,278
QUALCOMM, Inc.	416,726	16,268,983
Scientific-Atlanta, Inc.	39,212	1,016,375
Tellabs, Inc. (a)	106,556	979,250
		72,926,177
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	99,313	3,848,379
Dell, Inc. (a)	639,164	22,754,238
EMC Corp. (a)	615,625	7,104,313
Gateway, Inc. (a)	95,415	472,304
Hewlett-Packard Co.	773,130	14,496,188
International Business Machines Corp.	428,869	36,771,228
Lexmark International, Inc. Class A (a)	33,158	2,785,604
NCR Corp. (a)	24,116	1,195,912
Network Appliance, Inc. (a)	91,569	2,106,087
QLogic Corp. (a)	23,647	700,188
Sun Microsystems, Inc. (a)	851,513	3,440,113
		95,674,554
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	124,321	2,681,604
Jabil Circuit, Inc. (a)	51,446	1,183,258
Molex, Inc.	48,547	1,447,672
Sanmina-SCI Corp. (a)	133,420	940,611
Solectron Corp. (a)	246,198	1,218,680
Symbol Technologies, Inc.	61,276	774,529
Tektronix, Inc.	23,488	780,976
		9,027,330
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	348,324	11,811,667
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	32,763	1,823,916
Automatic Data Processing, Inc.	149,551	6,179,447
Computer Sciences Corp. (a)	48,314	2,275,589
Convergys Corp. (a)	36,493	490,101
Electronic Data Systems Corp.	131,168	2,543,348
First Data Corp.	219,521	9,549,164
Fiserv, Inc. (a)	49,994	1,742,791
Paychex, Inc.	96,796	2,918,399
Sabre Holdings Corp. Class A	35,139	861,960
SunGard Data Systems, Inc. (a)	73,833	1,755,010
Unisys Corp. (a)	85,725	884,682
		31,024,407
Office Electronics - 0.1%
Xerox Corp. (a)	214,821	3,024,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	90,865	$ 1,181,245
Altera Corp. (a)	95,171	1,862,496
Analog Devices, Inc.	96,870	3,756,619
Applied Materials, Inc. (a)	434,767	7,169,308
Applied Micro Circuits Corp. (a)	80,168	250,926
Broadcom Corp. Class A (a)	82,458	2,250,279
Intel Corp.	1,642,316	32,944,859
KLA-Tencor Corp. (a)	50,272	2,085,283
Linear Technology Corp.	78,725	2,852,994
LSI Logic Corp. (a)	98,539	424,703
Maxim Integrated Products, Inc.	83,138	3,515,906
Micron Technology, Inc. (a)	156,546	1,883,248
National Semiconductor Corp. (a)	91,678	1,420,092
Novellus Systems, Inc. (a)	36,552	971,918
NVIDIA Corp. (a)	42,637	619,089
PMC-Sierra, Inc. (a)	45,299	399,084
Teradyne, Inc. (a)	49,698	665,953
Texas Instruments, Inc.	443,177	9,430,807
Xilinx, Inc.	88,857	2,399,139
		76,083,948
Software - 4.5%
Adobe Systems, Inc.	61,387	3,036,815
Autodesk, Inc.	29,058	1,413,091
BMC Software, Inc. (a)	57,112	902,941
Citrix Systems, Inc. (a)	43,302	758,651
Computer Associates International, Inc.	149,855	3,941,187
Compuware Corp. (a)	98,868	509,170
Electronic Arts, Inc. (a)	77,745	3,575,493
Intuit, Inc. (a)	49,039	2,226,371
Mercury Interactive Corp. (a)	23,846	831,748
Microsoft Corp.	2,783,540	76,964,881
Novell, Inc. (a)	98,995	624,658
Oracle Corp. (a)	1,323,780	14,932,238
Parametric Technology Corp. (a)	68,899	363,787
PeopleSoft, Inc. (a)	93,925	1,864,411
Siebel Systems, Inc. (a)	129,412	975,766
Symantec Corp. (a)	80,682	4,427,828
VERITAS Software Corp. (a)	110,809	1,972,400
		119,321,436
TOTAL INFORMATION TECHNOLOGY		418,894,199
MATERIALS - 3.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	58,190	3,164,372
Dow Chemical Co.	240,506	10,866,061
E.I. du Pont de Nemours & Co.	255,474	10,934,287
Eastman Chemical Co.	19,930	947,672
Ecolab, Inc.	65,908	2,072,148

	Shares	Value
Engelhard Corp.	31,842	$ 902,721
Great Lakes Chemical Corp.	13,003	332,877
Hercules, Inc. (a)	28,613	407,735
International Flavors & Fragrances, Inc.	24,124	921,537
Monsanto Co.	68,363	2,489,780
PPG Industries, Inc.	43,974	2,694,727
Praxair, Inc.	83,187	3,555,412
Rohm & Haas Co.	57,435	2,467,982
Sigma Aldrich Corp.	17,691	1,026,078
		42,783,389
Construction Materials - 0.0%
Vulcan Materials Co.	26,176	1,333,667
Containers & Packaging - 0.2%
Ball Corp.	28,767	1,076,749
Bemis Co., Inc.	27,377	727,681
Pactiv Corp. (a)	38,476	894,567
Sealed Air Corp. (a)	21,499	996,479
Temple-Inland, Inc.	14,266	957,962
		4,653,438
Metals & Mining - 0.8%
Alcoa, Inc.	222,688	7,480,090
Allegheny Technologies, Inc.	24,394	445,191
Freeport-McMoRan Copper & Gold, Inc. Class B	45,326	1,835,703
Newmont Mining Corp.	113,506	5,167,928
Nucor Corp.	20,293	1,854,171
Phelps Dodge Corp.	24,065	2,214,702
United States Steel Corp.	29,025	1,091,921
Worthington Industries, Inc.	22,352	477,215
		20,566,921
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	66,096	2,376,151
International Paper Co.	124,491	5,030,681
Louisiana-Pacific Corp.	27,977	726,003
MeadWestvaco Corp.	51,665	1,648,114
Weyerhaeuser Co.	61,303	4,075,423
		13,856,372
TOTAL MATERIALS		83,193,787
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
ALLTEL Corp.	78,915	4,333,223
AT&T Corp.	203,456	2,913,490
BellSouth Corp.	468,690	12,710,873
CenturyTel, Inc.	34,568	1,183,608
Citizens Communications Co.	84,884	1,136,597
Qwest Communications International, Inc. (a)	464,683	1,547,394
SBC Communications, Inc.	848,332	22,014,215
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	371,881	$ 7,485,965
Verizon Communications, Inc.	708,761	27,911,008
		81,236,373
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc. (a)	698,799	10,328,249
Nextel Communications, Inc. Class A (a)	285,083	6,796,379
		17,124,628
TOTAL TELECOMMUNICATION SERVICES		98,361,001
UTILITIES - 2.9%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	32,542	519,370
Ameren Corp.	49,736	2,295,316
American Electric Power Co., Inc.	101,293	3,237,324
CenterPoint Energy, Inc.	78,735	815,695
Cinergy Corp.	46,230	1,830,708
Consolidated Edison, Inc.	61,814	2,598,661
DTE Energy Co.	44,477	1,876,485
Edison International	83,412	2,211,252
Entergy Corp.	58,092	3,520,956
Exelon Corp.	169,006	6,200,830
FirstEnergy Corp.	84,442	3,468,877
FPL Group, Inc.	47,428	3,240,281
PG&E Corp. (a)	102,637	3,120,165
Pinnacle West Capital Corp.	23,378	970,187
PPL Corp.	48,363	2,281,766
Progress Energy, Inc.	63,182	2,675,126
Southern Co.	188,982	5,665,680
TECO Energy, Inc.	50,889	688,528
TXU Corp.	75,987	3,641,297
Xcel Energy, Inc.	102,359	1,772,858
		52,631,362
Gas Utilities - 0.1%
KeySpan Corp.	41,007	1,607,474
Nicor, Inc.	11,282	414,049
NiSource, Inc.	67,456	1,417,251
Peoples Energy Corp.	9,634	401,545
		3,840,319
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	165,490	1,653,245
Calpine Corp. (a)	113,625	329,513
CMS Energy Corp. (a)	41,289	393,071
Constellation Energy Group, Inc.	44,921	1,789,653
Dominion Resources, Inc.	84,542	5,516,366
Duke Energy Corp.	240,084	5,495,523
Dynegy, Inc. Class A (a)	97,164	484,848

	Shares	Value
Public Service Enterprise Group, Inc.	60,733	$ 2,587,226
Sempra Energy	59,342	2,147,587
		20,397,032
TOTAL UTILITIES		76,868,713
TOTAL COMMON STOCKS (Cost $1,832,933,126)		2,664,977,825
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (d) (Cost $4,978,222)	$ 5,000,000	4,976,545
Money Market Funds - 0.5%
Shares
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c) (Cost $14,131,840)	14,131,840	14,131,840
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,852,043,188)	2,684,086,210
NET OTHER ASSETS - 0.1%	2,428,497
NET ASSETS - 100%	$ 2,686,514,707
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Dec. 2004	$ 22,298,000	$ 1,139
11 S&P 500 E-mini Index Contracts	Dec. 2004	613,195	(2,297)
TOTAL EQUITY INDEX CONTRACTS		$ 22,911,195	$ (1,158)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,488,273.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,858,123,472. Net unrealized appreciation aggregated $825,962,738, of which $1,063,282,418 related to appreciated investment securities and $237,319,680 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2004

1.808780.100

VIPIGB-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 4,645,000	$ 5,228,254
Automobiles - 0.7%
General Motors Corp.:
7.2% 1/15/11	4,000,000	4,236,272
8.25% 7/15/23	2,510,000	2,640,282
8.375% 7/15/33	3,080,000	3,270,258
		10,146,812
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	2,500,000	2,877,498
Cox Communications, Inc.:
7.125% 10/1/12	1,500,000	1,627,626
7.75% 11/1/10	3,350,000	3,733,444
Liberty Media Corp. 8.25% 2/1/30	3,150,000	3,496,217
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,799,550
Viacom, Inc. 7.7% 7/30/10	1,115,000	1,297,220
		14,831,555
TOTAL CONSUMER DISCRETIONARY		30,206,621
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.4%
Kroger Co. 6.8% 4/1/11	2,285,000	2,560,183
Safeway, Inc. 6.5% 3/1/11	3,050,000	3,333,531
		5,893,714
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	1,870,000	2,103,997
Tobacco - 0.5%
Altria Group, Inc. 7% 11/4/13	3,125,000	3,260,509
Philip Morris Companies, Inc.:
7.65% 7/1/08	2,500,000	2,719,478
7.75% 1/15/27	1,000,000	1,056,304
		7,036,291
TOTAL CONSUMER STAPLES		15,034,002
ENERGY - 1.4%
Oil & Gas - 1.4%
Amerada Hess Corp.:
6.65% 8/15/11	445,000	491,325
7.125% 3/15/33	1,145,000	1,229,378
7.375% 10/1/09	1,010,000	1,135,085
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,629,811
EnCana Corp. 6.5% 8/15/34	2,990,000	3,195,805
Enterprise Products Operating LP:
4.625% 10/15/09 (a)(b)	630,000	635,232
5.6% 10/15/14 (a)(b)	445,000	448,383
Kinder Morgan Energy Partners LP 7.125% 3/15/12	1,180,000	1,344,144
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	5,144,416

	Principal Amount	Value
Williams Companies, Inc.:
7.125% 9/1/11	$ 2,320,000	$ 2,546,200
7.5% 1/15/31	505,000	507,525
		22,307,304
FINANCIALS - 13.0%
Capital Markets - 1.8%
Amvescap PLC yankee 6.6% 5/15/05	1,890,000	1,933,236
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	3,400,000	3,512,203
6.5% 1/15/12	3,520,000	3,910,400
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,292,462
5.7% 9/1/12	2,935,000	3,101,350
Merrill Lynch & Co., Inc. 4.125% 1/15/09	7,285,000	7,343,484
Morgan Stanley 6.6% 4/1/12	5,695,000	6,350,466
		29,443,601
Commercial Banks - 2.0%
Bank of America Corp. 7.4% 1/15/11	7,300,000	8,507,749
Bank One NA, Chicago 3.7% 1/15/08	5,075,000	5,112,636
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,590,426
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	845,000	844,796
5.25% 2/10/14 (a)	3,130,000	3,171,548
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,043,178
Korea Development Bank 3.875% 3/2/09	3,500,000	3,465,651
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,651,757
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,531,102
Wachovia Corp. 4.875% 2/15/14	1,455,000	1,450,049
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,054,819
		32,423,711
Consumer Finance - 2.0%
American General Finance Corp. 2.75% 6/15/08	145,000	140,103
Capital One Bank 4.875% 5/15/08	4,295,000	4,448,482
Ford Motor Credit Co.:
7.375% 10/28/09	6,870,000	7,524,951
7.875% 6/15/10	1,350,000	1,505,728
General Motors Acceptance Corp. 7.75% 1/19/10	5,650,000	6,208,548
Household Finance Corp.:
6.375% 10/15/11	1,290,000	1,421,843
7% 5/15/12	840,000	961,329
Household International, Inc. 8.875% 2/15/08	3,775,000	4,069,001
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,017,641
7.5% 3/15/12	3,005,000	3,474,402
		31,772,028
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 4.9%
Alliance Capital Management LP 5.625% 8/15/06	$ 2,475,000	$ 2,589,390
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,319,483
Deutsche Telekom International Finance BV 8.75% 6/15/30	3,250,000	4,200,879
Goldman Sachs Capital I 6.345% 2/15/34	4,225,000	4,238,317
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	874,198
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	1,630,000	1,672,685
7.45% 11/24/33 (a)	1,200,000	1,243,541
J.P. Morgan Chase & Co.:
5.75% 1/2/13	3,500,000	3,726,709
6.75% 2/1/11	6,155,000	6,924,720
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	2,275,000	2,347,183
NiSource Finance Corp. 7.875% 11/15/10	6,905,000	8,159,901
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,811,500
7.375% 12/15/14	2,000,000	2,180,000
7.875% 2/1/09 (c)	1,200,000	1,338,000
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,921,227
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(c)	5,870,000	5,921,768
Sprint Capital Corp. 6.875% 11/15/28	4,040,000	4,237,528
Telecom Italia Capital:
4.95% 9/30/14 (a)(b)	1,175,000	1,148,093
5.25% 11/15/13 (a)	4,500,000	4,584,902
Verizon Global Funding Corp.:
7.25% 12/1/10	4,965,000	5,724,739
7.75% 12/1/30	5,000,000	5,988,110
		78,152,873
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,490,409
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	5,000,000	5,519,665
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,418,629
EOP Operating LP:
7% 7/15/11	1,725,000	1,937,887
8.1% 8/1/10	3,450,000	4,019,040
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,129,465
Simon Property Group LP 5.625% 8/15/14 (a)	2,985,000	3,058,553
		20,083,239
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc.:
4% 3/22/11	2,500,000	2,427,900

	Principal Amount	Value
4.125% 9/15/09	$ 4,500,000	$ 4,492,035
Independence Community Bank Corp. 3.75% 4/1/14 (c)	1,490,000	1,447,385
Washington Mutual, Inc.:
4.375% 1/15/08	2,330,000	2,385,079
4.625% 4/1/14	3,000,000	2,867,733
		13,620,132
TOTAL FINANCIALS		206,985,993
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,845,000	2,457,050
7.45% 5/1/34 (a)	840,000	706,692
		3,163,742
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	315,000	282,893
7.92% 5/18/12	3,700,000	1,850,000
		2,132,893
TOTAL INDUSTRIALS		5,296,635
MATERIALS - 0.5%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	1,155,000	1,155,216
5.5% 10/1/14	540,000	536,307
6.5% 10/1/34	975,000	951,130
		2,642,653
Containers & Packaging - 0.2%
Sealed Air Corp.:
5.625% 7/15/13 (a)	745,000	765,964
6.875% 7/15/33 (a)	1,565,000	1,670,608
		2,436,572
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	635,000	637,184
5.5% 1/15/14	1,595,000	1,633,266
		2,270,450
TOTAL MATERIALS		7,349,675
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
BellSouth Corp. 5.2% 9/15/14	4,000,000	4,037,296
British Telecommunications PLC 8.875% 12/15/30	3,000,000	3,941,112
France Telecom SA 9.5% 3/1/31	6,550,000	8,684,337
KT Corp. 5.875% 6/24/14 (a)	1,410,000	1,474,214
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc. 6.45% 6/15/34	$ 5,400,000	$ 5,551,740
Telefonica Europe BV 7.75% 9/15/10	1,325,000	1,561,357
		25,250,056
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09 (a)	1,585,000	1,545,362
5.5% 3/1/14 (a)	1,430,000	1,382,071
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,267,727
		4,195,160
TOTAL TELECOMMUNICATION SERVICES		29,445,216
UTILITIES - 2.4%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,373,331
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,261,895
Duke Capital LLC:
6.25% 2/15/13	805,000	866,170
6.75% 2/15/32	4,610,000	4,857,465
Exelon Corp. 6.75% 5/1/11	2,250,000	2,512,278
FirstEnergy Corp. 6.45% 11/15/11	830,000	905,422
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,836,411
5.875% 10/1/12	1,955,000	2,064,017
Monongahela Power Co. 5% 10/1/06	2,260,000	2,338,395
Progress Energy, Inc. 7.1% 3/1/11	4,660,000	5,261,462
Southern California Edison Co. 5% 1/15/14	165,000	167,819
		26,444,665
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	445,000	501,729
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	5,150,000	5,831,803
Dominion Resources, Inc.:
6.25% 6/30/12	4,220,000	4,583,059
8.125% 6/15/10	1,200,000	1,421,885
		11,836,747
TOTAL UTILITIES		38,783,141
TOTAL NONCONVERTIBLE BONDS (Cost $341,314,669)		355,408,587
U.S. Government and Government Agency Obligations - 19.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.8%
Fannie Mae:
2.5% 6/15/06	$ 2,185,000	$ 2,177,339
5.5% 3/15/11	13,505,000	14,539,713
Freddie Mac:
2.375% 2/15/07	13,300,000	13,124,919
3.625% 9/15/08	8,515,000	8,558,520
4% 6/12/13	4,640,000	4,415,378
4.25% 7/15/09	41,820,000	42,778,514
5.75% 1/15/12	7,740,000	8,445,710
5.875% 3/21/11	6,035,000	6,551,391
6.25% 7/15/32	1,001,000	1,128,889
6.625% 9/15/09	3,000,000	3,384,042
6.75% 3/15/31	1,479,000	1,765,479
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	605,010	640,494
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	222	223
Series 1993-D, 5.23% 5/15/05	1,277	1,291
Series 1994-A, 7.12% 4/15/06	2,034	2,106
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	1,837	1,927
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		107,515,935
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	20,501,800	20,992,716
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bonds 6.25% 5/15/30	39,015,000	46,305,928
U.S. Treasury Notes:
1.625% 2/28/06	20,000,000	19,796,100
3.125% 5/15/07	14,018,000	14,136,284
3.125% 4/15/09	95,651,000	95,004,591
TOTAL U.S. TREASURY OBLIGATIONS		175,242,903
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $298,203,383)		303,751,554
U.S. Government Agency - Mortgage Securities - 34.7%

Fannie Mae - 32.8%
4% 8/1/18 to 10/1/18	1,475,250	1,441,282
4% 10/1/19 (b)	33,309,930	32,466,772
4.5% 10/1/19 (b)	26,330,000	26,247,719
4.5% 6/1/33 to 10/1/33	18,663,582	18,019,980
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 10/1/17 to 4/1/19	$ 43,249,635	$ 44,044,964
5% 10/1/19 to 10/1/34 (b)	113,860,997	112,824,937
5.5% 4/1/13 to 10/1/34	75,915,878	77,828,356
5.5% 10/1/34 (b)	98,771,299	100,129,404
6% 2/1/13 to 1/1/29	17,334,923	18,189,642
6% 10/1/34 (b)	339,133	350,897
6.5% 3/1/13 to 2/1/33	76,506,658	80,643,803
6.5% 10/1/19 (b)	2,075,384	2,195,367
7% 3/1/15 to 8/1/32	1,905,800	2,028,414
7.5% 8/1/08 to 11/1/31	3,793,738	4,071,889
8% 3/1/30	3,724	4,052
8.5% 3/1/25 to 6/1/25	4,751	5,233
TOTAL FANNIE MAE		520,492,711
Freddie Mac - 0.0%
8.5% 3/1/20 to 1/1/28	430,440	474,415
Government National Mortgage Association - 1.9%
6% 8/15/08 to 8/15/29	5,850,677	6,093,904
6.5% 10/15/27 to 12/15/28	1,839,200	1,948,190
6.5% 10/1/34 (b)	661,722	697,496
7% 1/15/28 to 11/15/32	13,857,116	14,786,773
7% 10/1/34 (b)	5,758,802	6,134,924
7.5% 3/15/06 to 10/15/28	939,713	1,015,831
8% 2/15/17	23,418	25,641
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		30,702,759
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $546,946,556)		551,669,885
Asset-Backed Securities - 3.7%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.34% 2/25/34 (c)	650,000	650,093
Class M2, 2.94% 2/25/34 (c)	725,000	725,205
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 1.92% 1/6/10 (c)	1,570,000	1,580,179
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.27% 4/25/34 (c)	360,000	359,999
Class M2, 2.32% 4/25/34 (c)	275,000	275,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.715% 1/25/32 (c)	745,000	747,555
Argent Securities, Inc. Series 2004-W5 Class M1, 2.44% 4/25/34 (c)	1,165,000	1,166,459

	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.56% 7/15/11 (c)	$ 2,230,000	$ 2,269,337
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	3,399,303	3,430,786
Class CTFS, 5.06% 2/15/08	204,959	206,689
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (c)	2,655,000	2,663,535
Series 2002-C1 Class C1, 2.7% 2/9/09 (c)	4,500,000	4,558,919
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.34% 5/25/34 (c)	1,525,000	1,524,998
Series 2004-3 Class M1, 2.34% 6/25/34 (c)	425,000	425,445
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,342,524
Series 2003-4 Class B1, 2.09% 5/16/11 (c)	2,620,000	2,628,462
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.39% 3/25/34 (c)	125,000	125,000
Class M4, 2.74% 3/25/34 (c)	100,000	100,000
Class M6, 3.09% 3/25/34 (c)	100,000	99,632
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.39% 1/25/34 (c)	1,350,000	1,349,998
Class M2, 2.99% 1/25/34 (c)	1,550,000	1,549,996
GSAMP Trust Series 2004-FM2:
Class M1, 2.34% 1/25/34 (c)	1,000,000	999,998
Class M2, 2.94% 1/25/34 (c)	400,000	399,999
Class M3, 3.14% 1/25/34 (c)	400,000	399,999
Home Equity Asset Trust Series 2002-4 Class M2, 3.665% 3/25/33 (c)	550,000	557,867
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,884,856
Series 2001-B2 Class B2, 2.12% 1/15/09 (c)	12,100,000	12,142,408
Series 2003-B3 Class B3, 2.135% 1/18/11 (c)	1,810,000	1,815,050
Series 2003-B5 Class B5, 2.13% 2/15/11 (c)	725,000	730,004
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.34% 7/25/34 (c)	625,000	624,999
Class M2, 2.39% 7/25/34 (c)	100,000	100,000
Class M3, 2.79% 7/25/34 (c)	225,000	225,000
Class M4, 2.94% 7/25/34 (c)	150,000	150,000
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.74% 5/25/33 (c)	455,000	462,012
Series 2003-NC5 Class M2, 3.84% 4/25/33 (c)	825,000	841,978
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.89% 11/25/32 (c)	$ 750,000	$ 761,696
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,342,180
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2% 2/25/34 (c)	494,994	494,993
TOTAL ASSET-BACKED SECURITIES (Cost $58,024,145)		58,712,850
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.4%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 2.21% 4/25/34 (c)	1,291,712	1,294,226
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	551,955	575,118
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	609,507	631,998
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 3.0238% 6/10/35 (a)(c)	1,209,592	1,231,780
Class B4, 3.2238% 6/10/35 (a)(c)	1,082,267	1,101,931
Class B5, 3.8238% 6/10/35 (a)(c)	739,467	755,177
Class B6, 4.3238% 6/10/35 (a)(c)	435,845	444,891
TOTAL PRIVATE SPONSOR		6,035,121
U.S. Government Agency - 0.4%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	3,920,577	4,223,197
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2750 Class ZT, 5% 2/15/34	1,997,296	1,775,362
TOTAL U.S. GOVERNMENT AGENCY		5,998,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,760,191)		12,033,680
Commercial Mortgage Securities - 5.0%

Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(c)	1,345,000	1,480,550
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,723,375

	Principal Amount	Value
COMM:
floater:
Series 2002-FL7 Class D, 2.17% 11/15/14 (a)(c)	$ 735,000	$ 736,175
Series 2003-FL9 Class B, 2.1% 11/15/15 (a)(c)	1,450,000	1,453,275
Series 2004-LBN2 Class X2, 1.2763% 3/10/39 (a)(c)(e)	4,991,764	226,437
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	2,849,345	2,968,731
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 2.08% 11/15/14 (a)(c)	2,500,000	2,500,523
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,244,431
Series 1999-C1 Class A2, 7.29% 9/15/41	3,500,000	3,972,182
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,268,167
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,499,546
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,956,005
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,532,540
Series 2001-CKN5 Class AX, 1.2283% 9/15/34 (a)(c)(e)	31,248,818	2,137,441
Series 2004-C1 Class ASP, 1.2148% 1/15/37 (a)(c)(e)	24,490,000	1,044,178
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,120,000	1,242,850
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,477,139
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	531,845
Class C1, 7.52% 5/15/06 (a)	500,000	532,614
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,414,298	3,528,234
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,897,563
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,246,714
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,645,000	1,822,123
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,225,330
Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	245,000	260,028
Commercial Mortgage Securities - continued
	Principal Amount	Value
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	$ 3,745,000	$ 4,338,529
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,561,125
Series 2001-C3 Class A1, 6.058% 6/15/20	5,315,924	5,678,647
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,505,750
Class C, 4.13% 11/20/37 (a)	2,600,000	2,397,688
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,474,706
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,692,132
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,495,178
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,435,542
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,908,846)		80,087,293
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic:
5.625% 7/23/07	2,300,000	2,425,063
7.125% 1/11/12	3,470,000	3,981,825
State of Israel 4.625% 6/15/13	725,000	697,359
United Mexican States:
5.875% 1/15/14	1,295,000	1,314,425
6.75% 9/27/34	3,835,000	3,773,640
7.5% 4/8/33	8,587,000	9,029,231
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,261,796)		21,221,543
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,940,004
Fixed-Income Funds - 11.9%
	Shares	Value
Fidelity Ultra-Short Central Fund (d) (Cost $189,752,518)	1,909,521	$ 190,035,520
Cash Equivalents - 18.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.89%, dated 9/30/04 due 10/1/04) (f) (Cost $285,653,000)	$ 285,668,014	$ 285,653,000
TOTAL INVESTMENT PORTFOLIO - 117.0% (Cost $1,830,531,652)		1,860,513,916
NET OTHER ASSETS - (17.0)%		(270,907,071)
NET ASSETS - 100%		$ 1,589,606,845
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 1,800,000	$ 954
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	371
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,400,000	$ 1,914
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	6,000,000	10,903
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000,000	76,592
TOTAL CREDIT DEFAULT SWAP 14,900,000			90,734
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.797% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2006	42,000,000	(8,274)
Receive quarterly a fixed rate equal to 2.921% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2006	55,000,000	253,748
TOTAL INTEREST RATE SWAP 97,000,000			245,474

	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 10,000,000	$ 33,132
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	10,000,000	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage- Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	10,000,000	389,693
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	10,000,000	42,814
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	10,000,000	344,320
TOTAL TOTAL RETURN SWAP 50,000,000			809,959
		$ 161,900,000	$ 1,146,167
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $84,725,359 or 5.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$285,653,000 due 10/1/04 at 1.89%
Banc of America Securities LLC.	$ 47,456,666
Bank of America, National Association	25,310,222
Barclays Capital Inc.	6,327,555
Bear Stearns & Co. Inc.	31,005,022
Countrywide Securities Corporation	5,694,800
Goldman, Sachs & Co.	31,637,777
Greenwich Capital Markets, Inc.	5,062,044
J.P. Morgan Securities, Inc.	18,982,666
Morgan Stanley & Co. Incorporated.	63,275,555
UBS Securities LLC	28,754,247
Wachovia Capital Markets, LLC	22,146,446
$ 285,653,000
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,836,317,615. Net unrealized appreciation aggregated $24,196,301, of which $29,271,164 related to appreciated investment securities and $5,074,863 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004